UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

ITEM 1.                                                  SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.8%)
Abercrombie & Fitch Co. Cl A	74	3,419
Amazon.com, Inc.*	336	89,541
Apollo Group, Inc.*	92	1,600
AutoNation, Inc.*	35	1,531
AutoZone, Inc.*	33	13,093
Bed Bath & Beyond, Inc.*	207	13,335
Best Buy Co., Inc.	245	5,427
BorgWarner, Inc.*	106	8,198
Cablevision Systems Corp. Cl A	193	2,887
CarMax, Inc.*	207	8,632
Carnival Corp.	418	14,337
CBS Corp. Cl B	535	24,979
Chipotle Mexican Grill, Inc.*	28	9,124
Coach, Inc.	255	12,747
Comcast Corp. Cl A	2,441	102,546
D.R. Horton, Inc.	258	6,269
Darden Restaurants, Inc.	118	6,098
Delphi Automotive PLC	268	11,899
DIRECTV*	496	28,079
Discovery Communications, Inc. Cl A*	228	17,953
Disney (Walt) Co.	1,662	94,402
Dollar General Corp.*	244	12,342
Dollar Tree, Inc.*	209	10,122
Expedia, Inc.	86	5,161
Family Dollar Stores, Inc.	88	5,196
Ford Motor Co.	3,614	47,524
Fossil, Inc.*	50	4,830
GameStop Corp. Cl A	112	3,133
Gannett Co., Inc.	211	4,615
Gap, Inc.	272	9,629
Garmin Ltd.	101	3,337
Genuine Parts Co.	142	11,076
Goodyear Tire & Rubber Co.*	224	2,825
H&R Block, Inc.	252	7,414
Harley-Davidson, Inc.	206	10,980
Harman Int’l. Industries, Inc.	62	2,767
Hasbro, Inc.	105	4,614
Home Depot, Inc.	1,389	96,924
International Game Technology	246	4,059
Interpublic Group of Cos., Inc.	385	5,017
Johnson Controls, Inc.	629	22,059
Kohl’s Corp.	194	8,949
Leggett & Platt, Inc.	132	4,459
Lennar Corp. Cl A	152	6,305
Limited Brands, Inc.*	216	9,647
Lowe’s Cos., Inc.	1,026	38,906
Macy’s, Inc.	367	15,355
Marriott International, Inc. Cl A	224	9,460
Mattel, Inc.	316	13,838
McDonald’s Corp.	923	92,014
Netflix, Inc.*	52	9,849
Newell Rubbermaid, Inc.	266	6,943
News Corp. Cl A	1,845	56,309
NIKE, Inc. Cl B	665	39,242
Nordstrom, Inc.	138	7,622
O’Reilly Automotive, Inc.*	102	10,460

Omnicom Group, Inc.	238	14,018
Penney (J.C.) Co., Inc.	130	1,964
PetSmart, Inc.	98	6,086
Priceline.com, Inc.*	45	30,957
Pulte Homes, Inc.*	310	6,274
PVH Corp.	72	7,690
Ralph Lauren Corp.	56	9,481
Ross Stores, Inc.	202	12,245
Scripps Networks Interactive, Inc. Cl A	78	5,019
Staples, Inc.	619	8,313
Starbucks Corp.	688	39,188
Starwood Hotels & Resorts	178	11,344
Target Corp.	601	41,138
Tiffany & Co.	109	7,580
Time Warner Cable, Inc.	270	25,936
Time Warner, Inc.	865	49,841
TJX Cos., Inc.	669	31,276
TripAdvisor, Inc.*	100	5,252
Urban Outfitters, Inc.*	101	3,913
V.F. Corp.	80	13,420
Viacom, Inc. Cl B	421	25,921
Washington Post Co. Cl B	4	1,788
Whirlpool Corp.	73	8,648
Wyndham Worldwide Corp.	125	8,060
Wynn Resorts Ltd.	73	9,137
Yum! Brands, Inc.	413	29,711
		1,493,278
CONSUMER STAPLES (6.5%)
Altria Group, Inc.	1,856	63,828
Archer-Daniels-Midland Co.	605	20,407
Avon Products, Inc.	397	8,230
Beam, Inc.	147	9,340
Brown-Forman Corp. Cl B	139	9,925
Campbell Soup Co.	165	7,484
Clorox Co.	120	10,624
Coca-Cola Co.	3,542	143,238
Coca-Cola Enterprises, Inc.	241	8,898
Colgate-Palmolive Co.	408	48,156
ConAgra Foods, Inc.	382	13,679
Constellation Brands, Inc. Cl A*	138	6,574
Costco Wholesale Corp.	402	42,656
CVS Caremark Corp.	1,128	62,029
Dean Foods Co.*	169	3,064
Dr. Pepper Snapple Group, Inc.	186	8,733
Estee Lauder Cos., Inc. Cl A	222	14,215
General Mills, Inc.	594	29,290
Heinz (H.J.) Co.	294	21,247
Hershey Co.	138	12,079
Hormel Foods Corp.	122	5,041
J.M. Smucker Co.	98	9,718
Kellogg Co.	229	14,754
Kimberly-Clark Corp.	359	35,175
Kraft Foods Group, Inc.	545	28,084
Kroger Co.	472	15,642
Lorillard, Inc.	350	14,123
McCormick & Co., Inc.	122	8,973
Mead Johnson Nutrition Co.	182	14,096
Molson Coors Brewing Co. Cl B	143	6,997
Mondelez International, Inc. Cl A	1,628	49,833
Monster Beverage Corp.*	130	6,206
PepsiCo, Inc.	1,419	112,257

Philip Morris Int’l., Inc.	1,511	140,085
Proctor & Gamble Co.	2,521	194,268
Reynolds American, Inc.	297	13,214
Safeway, Inc.	215	5,665
Sysco Corp.	538	18,921
Tyson Foods, Inc. Cl A	259	6,428
Wal-Mart Stores, Inc.	1,548	115,837
Walgreen Co.	791	37,715
Whole Foods Market, Inc.	161	13,967
		1,410,695
ENERGY (6.5%)
Anadarko Petroleum Corp.	460	40,227
Apache Corp.	357	27,546
Baker Hughes, Inc.	403	18,703
Cabot Oil & Gas Corp.	196	13,252
Cameron International Corp.*	225	14,670
Chesapeake Energy Corp.	473	9,654
Chevron Corp.	1,792	212,921
ConocoPhillips	1,128	67,793
CONSOL Energy, Inc.	207	6,966
Denbury Resources, Inc.*	343	6,397
Devon Energy Corp.	343	19,352
Diamond Offshore Drilling, Inc.	63	4,382
Ensco PLC Cl A	213	12,780
EOG Resources, Inc.	249	31,889
EQT Corp.	139	9,417
Exxon Mobil Corp.	4,134	372,509
FMC Technologies, Inc.*	217	11,803
Halliburton Co.	858	34,672
Helmerich & Payne, Inc.	96	5,827
Hess Corp.	272	19,478
Kinder Morgan, Inc.	584	22,589
Marathon Oil Corp.	642	21,648
Marathon Petroleum Corp.	304	27,238
Murphy Oil Corp.	165	10,515
Nabors Industries Ltd.	259	4,201
National Oilwell Varco, Inc.	380	26,885
Newfield Exploration Co.*	123	2,758
Noble Drilling Corp.	229	8,736
Noble Energy, Inc.	164	18,968
Occidental Petroleum Corp.	746	58,464
Peabody Energy Corp.	247	5,224
Phillips 66	572	40,023
Pioneer Natural Resources Co.	120	14,910
QEP Resources, Inc.	163	5,190
Range Resources Corp.	148	11,994
Rowan Companies PLC Cl A*	113	3,996
Schlumberger Ltd.	1,208	90,467
Southwestern Energy Co.*	319	11,886
Spectra Energy Corp.	612	18,819
Tesoro Corp.	127	7,436
Valero Energy Corp.	499	22,700
Williams Cos., Inc.	623	23,338
WPX Energy, Inc.*	183	2,932
		1,401,155
FINANCIALS (9.3%)
ACE Ltd.	312	27,759
Aflac, Inc.	427	22,213
Allstate Corp.	437	21,444
American Express Co.	872	58,825
American Int’l. Group, Inc.*	1,358	52,718

American Tower Corp.	366	28,153
Ameriprise Financial, Inc.	187	13,773
Aon PLC	286	17,589
Apartment Investment & Management Co. Cl A	134	4,108
Assurant, Inc.	72	3,241
AvalonBay Communities, Inc.	105	13,300
Bank of America Corp.	9,586	116,757
Bank of New York Mellon Corp.	1,072	30,005
BB&T Corp.	659	20,686
Berkshire Hathaway, Inc. Cl B*	1,679	174,952
BlackRock, Inc.	115	29,541
Boston Properties, Inc.	140	14,148
Capital One Financial Corp.	528	29,014
CBRE Group, Inc.*	281	7,095
Charles Schwab Corp.	1,020	18,044
Chubb Corp.	239	20,920
Cincinnati Financial Corp.	134	6,323
Citigroup, Inc.	2,791	123,474
CME Group, Inc.	281	17,251
Comerica, Inc.	172	6,183
Discover Financial Svcs.	444	19,909
E*Trade Financial Corp.*	261	2,795
Equity Residential	295	16,243
Fifth Third Bancorp	795	12,966
First Horizon National Corp.	224	2,392
Franklin Resources, Inc.	127	19,153
Genworth Financial, Inc. Cl A*	454	4,540
Goldman Sachs Group, Inc.	399	58,713
Hartford Financial Svcs. Group, Inc.	403	10,397
HCP, Inc.	417	20,792
Health Care REIT, Inc.	239	16,230
Host Hotels & Resorts, Inc.	663	11,596
Hudson City Bancorp, Inc.	438	3,784
Huntington Bancshares, Inc.	769	5,683
IntercontinentalExchange, Inc.*	67	10,926
Invesco Ltd.	402	11,642
JPMorgan Chase & Co.	3,575	169,670
KeyCorp	839	8,356
Kimco Realty Corp.	375	8,400
Legg Mason, Inc.	106	3,408
Leucadia National Corp.	268	7,351
Lincoln National Corp.	250	8,153
Loews Corp.	283	12,472
M&T Bank Corp.	112	11,554
Marsh & McLennan Cos., Inc.	502	19,061
McGraw-Hill Cos., Inc.	257	13,385
MetLife, Inc.	1,004	38,172
Moody’s Corp.	176	9,384
Morgan Stanley	1,229	27,013
Nasdaq OMX Group, Inc.	108	3,488
Northern Trust Corp.	201	10,967
NYSE Euronext	225	8,694
People’s United Financial, Inc.	310	4,166
Plum Creek Timber Co., Inc.	149	7,778
PNC Financial Svcs. Grp., Inc.	482	32,053
Principal Financial Grp., Inc.	255	8,678
Progressive Corp.	513	12,964
ProLogis, Inc.	426	17,031
Prudential Financial, Inc.	425	25,071
Public Storage	132	20,106
Regions Financial Corp.	1,291	10,573

Simon Property Group, Inc.	288	45,665
SLM Corp.	417	8,540
State Street Corp.	421	24,877
SunTrust Banks, Inc.	502	14,463
T. Rowe Price Group, Inc.	237	17,744
Torchmark Corp.	86	5,143
Travelers Cos., Inc.	344	28,961
U.S. Bancorp	1,701	57,715
Unum Group	249	7,034
Ventas, Inc.	267	19,544
Vornado Realty Trust	155	12,964
Wells Fargo & Co.	4,384	162,164
Weyerhaeuser Co.	503	15,784
XL Group PLC	271	8,211
Zions Bancorporation	171	4,273
		2,036,307
HEALTH CARE (7.4%)
Abbott Laboratories	1,472	51,991
AbbVie, Inc.	1,424	58,071
Actavis, Inc.*	116	10,685
Aetna, Inc.	302	15,438
Agilent Technologies, Inc.	320	13,430
Alexion Pharmaceuticals, Inc.*	176	16,217
Allergan, Inc.	282	31,480
AmerisourceBergen Corp.	212	10,907
Amgen, Inc.	693	71,039
Bard (C.R.), Inc.	70	7,055
Baxter International, Inc.	505	36,683
Becton, Dickinson & Co.	178	17,019
Biogen Idec, Inc.*	217	41,861
Boston Scientific Corp.*	1,261	9,848
Bristol-Myers Squibb Co.	1,487	61,250
Cardinal Health, Inc.	314	13,069
CareFusion Corp.*	204	7,138
Celgene Corp.*	389	45,089
Cerner Corp.*	134	12,697
CIGNA Corp.	260	16,216
Coventry Health Care, Inc.	123	5,785
Covidien PLC	434	29,443
DaVita HealthCare Partners, Inc.*	77	9,131
DENTSPLY International, Inc.	131	5,557
Edwards Lifesciences Corp.*	107	8,791
Express Scripts Hldg. Co.*	738	42,546
Forest Laboratories, Inc.*	214	8,141
Gilead Sciences, Inc.*	1,419	69,432
Hospira, Inc.*	148	4,859
Humana, Inc.	144	9,952
Intuitive Surgical, Inc.*	38	18,665
Johnson & Johnson	2,573	209,777
Laboratory Corp. of America Hldgs.*	86	7,757
Life Technologies Corp.*	158	10,212
Lilly (Eli) & Co.	920	52,247
McKesson Corp.	215	23,211
Medtronic, Inc.	931	43,720
Merck & Co., Inc.	2,788	123,313
Mylan, Inc.*	368	10,650
Patterson Cos., Inc.	77	2,929
PerkinElmer, Inc.	104	3,499
Perrigo Co.	81	9,617
Pfizer, Inc.	6,622	191,109
Quest Diagnostics, Inc.	145	8,185

St. Jude Medical, Inc.	261	10,555
Stryker Corp.	268	17,484
Tenet Healthcare Corp.*	96	4,568
Thermo Fisher Scientific, Inc.	328	25,089
UnitedHealth Group, Inc.	941	53,835
Varian Medical Systems, Inc.*	101	7,272
Waters Corp.*	78	7,325
WellPoint, Inc.	279	18,478
Zimmer Hldgs., Inc.	157	11,810
		1,612,127
INDUSTRIALS (5.9%)
3M Co.	579	61,553
Avery Dennison Corp.	92	3,962
Boeing Co.	612	52,540
Caterpillar, Inc.	603	52,443
Cintas Corp.	96	4,236
CSX Corp.	929	22,881
Cummins, Inc.	161	18,645
Danaher Corp.	530	32,940
Deere & Co.	358	30,781
Dover Corp.	162	11,807
Dun & Bradstreet Corp.	38	3,179
Eaton Corp. PLC	433	26,521
Emerson Electric Co.	660	36,874
Equifax, Inc.	110	6,335
Expeditors Int’l. of Wash.	189	6,749
Fastenal Co.	247	12,683
FedEx Corp.	269	26,416
Flowserve Corp.	45	7,547
Fluor Corp.	150	9,950
General Dynamics Corp.	305	21,506
General Electric Co.	9,648	223,056
Grainger (W.W.), Inc.	54	12,149
Honeywell International, Inc.	722	54,403
Illinois Tool Works, Inc.	379	23,096
Ingersoll-Rand PLC	254	13,973
Iron Mountain, Inc.	154	5,592
Jacobs Engineering Group, Inc.*	119	6,693
Joy Global, Inc.	96	5,714
L-3 Communications Hldgs., Inc.	82	6,635
Lockheed Martin Corp.	246	23,744
Masco Corp.	329	6,662
Norfolk Southern Corp.	287	22,122
Northrop Grumman Corp.	215	15,082
PACCAR, Inc.	323	16,331
Pall Corp.	102	6,974
Parker Hannifin Corp.	137	12,546
Pentair Ltd.	188	9,917
Pitney Bowes, Inc.	188	2,794
Precision Castparts Corp.	132	25,030
Quanta Services, Inc.*	198	5,659
Raytheon Co.	296	17,402
Republic Services, Inc.	272	8,976
Robert Half Int’l., Inc.	129	4,841
Robinson (C.H.) Worldwide, Inc.	148	8,800
Rockwell Automation, Inc.	129	11,139
Rockwell Collins, Inc.	125	7,890
Roper Industries, Inc.	91	11,585
Ryder System, Inc.	47	2,808
Snap-on, Inc.	53	4,383
Southwest Airlines Co.	677	9,126

Stanley Black & Decker, Inc.	147	11,903
Stericycle, Inc.*	78	8,282
Textron, Inc.	251	7,482
The ADT Corp.	212	10,375
Tyco International Ltd.	430	13,760
Union Pacific Corp.	431	61,379
United Parcel Service, Inc. Cl B	658	56,522
United Technologies Corp.	776	72,502
Waste Management, Inc.	399	15,645
Xylem, Inc.	170	4,685
		1,297,205
INFORMATION TECHNOLOGY (10.6%)
Accenture Ltd. Cl A	599	45,506
Adobe Systems, Inc.*	458	19,928
Advanced Micro Devices, Inc.*	564	1,438
Akamai Technologies, Inc.*	161	5,682
Altera Corp.	297	10,535
Amphenol Corp. Cl A	148	11,048
Analog Devices, Inc.	285	13,250
Apple, Inc.	843	373,132
Applied Materials, Inc.	1,120	15,098
Autodesk, Inc.*	207	8,537
Automatic Data Processing, Inc.	449	29,194
BMC Software, Inc.*	121	5,606
Broadcom Corp. Cl A	483	16,746
CA, Inc.	305	7,677
Cisco Systems, Inc.	4,837	101,142
Citrix Systems, Inc.*	172	12,412
Cognizant Technology Solutions*	276	21,144
Computer Sciences Corp.	143	7,040
Corning, Inc.	1,357	18,089
Dell, Inc.	1,354	19,403
eBay, Inc.*	1,088	58,991
Electronic Arts, Inc.*	281	4,974
EMC Corp.*	1,938	46,299
F5 Networks, Inc.*	71	6,325
Fidelity Nat’l. Information Svcs., Inc.	268	10,618
First Solar, Inc.*	55	1,483
Fiserv, Inc.*	122	10,715
FLIR Systems, Inc.	133	3,459
Google, Inc. Cl A*	246	195,331
Harris Corp.	104	4,819
Hewlett-Packard Co.	1,794	42,769
Int’l. Business Machines Corp.	967	206,261
Intel Corp.	4,604	100,597
Intuit, Inc.	257	16,872
Jabil Circuit, Inc.	170	3,142
JDS Uniphase Corp.*	217	2,901
Juniper Networks, Inc.*	476	8,825
KLA-Tencor Corp.	158	8,333
Lam Research Corp.*	153	6,343
Linear Technology Corp.	216	8,288
LSI Corp.*	515	3,492
MasterCard, Inc. Cl A	98	53,031
Microchip Technology, Inc.	180	6,617
Micron Technology, Inc.*	963	9,611
Microsoft Corp.	6,943	198,639
Molex, Inc.	128	3,748
Motorola Solutions, Inc.	253	16,200
NetApp, Inc.*	330	11,273
NVIDIA Corp.	577	7,397

Oracle Corp.	3,392	109,697
Paychex, Inc.	299	10,486
QUALCOMM, Inc.	1,597	106,919
Red Hat, Inc.*	178	9,000
SAIC, Inc.	258	3,496
Salesforce.com, inc.*	124	22,175
SanDisk Corp.*	221	12,155
Seagate Technology PLC	300	10,968
Symantec Corp.*	636	15,696
TE Connectivity Ltd.	392	16,437
Teradata Corp.*	154	9,011
Teradyne, Inc.*	176	2,855
Texas Instruments, Inc.	1,022	36,261
Total System Services, Inc.	148	3,667
VeriSign, Inc.*	140	6,619
Visa, Inc. Cl A	478	81,184
Western Digital Corp.	201	10,106
Western Union Co.	520	7,821
Xerox Corp.	1,122	9,649
Xilinx, Inc.	242	9,237
Yahoo!, Inc.*	906	21,318
		2,314,717
MATERIALS (2.0%)
Air Products & Chemicals, Inc.	190	16,553
Airgas, Inc.	62	6,148
Alcoa, Inc.	980	8,350
Allegheny Technologies, Inc.	98	3,108
Ball Corp.	137	6,518
Bemis Co., Inc.	94	3,794
CF Industries Hldgs., Inc.	57	10,851
Cliffs Natural Resources, Inc.	138	2,623
Dow Chemical Co.	1,103	35,120
Du Pont (E.I.) de Nemours & Co.	858	42,179
Eastman Chemical Co.	141	9,852
Ecolab, Inc.	244	19,564
FMC Corp.	128	7,300
Freeport-McMoRan Copper & Gold, Inc.	857	28,367
Int’l. Flavors & Fragrances, Inc.	74	5,674
International Paper Co.	406	18,911
LyondellBasell Industries N.V. Cl A	349	22,088
MeadWestvaco Corp.	160	5,808
Monsanto Co.	489	51,653
Newmont Mining Corp.	455	19,060
Nucor Corp.	292	13,476
Owens-Illinois, Inc.*	151	4,024
PPG Industries, Inc.	132	17,680
Praxair, Inc.	271	30,227
Sealed Air Corp.	176	4,243
Sherwin-Williams Co.	78	13,173
Sigma-Aldrich Corp.	110	8,545
The Mosaic Co.	253	15,081
United States Steel Corp.	131	2,555
Vulcan Materials Co.	120	6,204
		438,729
TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	5,105	187,302
CenturyLink, Inc.	582	20,446
Crown Castle International Corp.*	272	18,942
Frontier Communications Corp.	931	3,705
MetroPCS Communications, Inc.*	289	3,150
Sprint Nextel Corp.*	2,754	17,102

Verizon Communications, Inc.	2,652	130,346
Windstream Corp.	548	4,357
		385,350
UTILITIES (2.0%)
AES Corp.	573	7,203
AGL Resources, Inc.	108	4,531
Ameren Corp.	222	7,774
American Electric Power Co., Inc.	443	21,543
CenterPoint Energy, Inc.	371	8,889
CMS Energy Corp.	242	6,761
Consolidated Edison, Inc.	267	16,295
Dominion Resources, Inc.	525	30,545
DTE Energy Co.	158	10,798
Duke Energy Corp.	647	46,966
Edison International	300	15,096
Entergy Corp.	160	10,118
Exelon Corp.	766	26,412
FirstEnergy Corp.	381	16,078
Integrys Energy Group, Inc.	72	4,188
NextEra Energy, Inc.	387	30,062
NiSource, Inc.	285	8,362
Northeast Utilities	287	12,473
NRG Energy, Inc.	293	7,762
ONEOK, Inc.	188	8,962
Pepco Hldgs., Inc.	211	4,515
PG&E Corp.	401	17,857
Pinnacle West Capital Corp.	100	5,789
PPL Corp.	531	16,626
Public Svc. Enterprise Group, Inc.	460	15,796
SCANA Corp.	121	6,190
Sempra Energy	207	16,548
Southern Co.	795	37,301
TECO Energy, Inc.	186	3,315
Wisconsin Energy Corp.	211	9,050
Xcel Energy, Inc.	447	13,276
		447,081
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $10,349,861) 58.8%		12,836,644

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill (1)	A-1+	0.06	04/11/13	150,000	149,997
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $149,997) 0.7%					149,997

TOTAL INDEXED ASSETS (Cost: $10,499,858) 59.5%					12,986,641

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.2%)
Abercrombie & Fitch Co. Cl A	229	10,580
AFC Enterprises, Inc.*	1,198	43,523
Amazon.com, Inc.*	243	64,757
American Axle & Mfg. Hldgs., Inc.*	1,769	24,147
Bally Technologies, Inc.*	280	14,552
Bassett Furniture Industries, Inc.	1,727	27,563

bebe stores, inc.	2,280	9,508
Cinemark Hldgs., Inc.	530	15,603
Deckers Outdoor Corp.*	675	37,591
Discovery Communications, Inc. Cl A*	324	25,512
Disney (Walt) Co.	962	54,642
Drew Industries, Inc.	149	5,410
Ford Motor Co.	2,351	30,916
Francesca’s Hldgs. Corp.*	440	12,610
Haverty Furniture Cos., Inc.	676	13,899
Hibbett Sports, Inc.*	200	11,254
HSN, Inc.	301	16,513
Johnson Controls, Inc.	354	12,415
Macy’s, Inc.	659	27,573
Monro Muffler Brake, Inc.	465	18,465
Pep Boys - Manny, Moe & Jack*	1,796	21,175
Red Robin Gourmet Burgers, Inc.*	645	29,412
Rent-A-Center, Inc.	1,013	37,420
Ruby Tuesday, Inc.*	1,730	12,750
Shutterfly, Inc.*	1,222	53,976
Starbucks Corp.	1,421	80,940
Steiner Leisure Ltd.*	221	10,688
Steve Madden Ltd.*	330	14,236
Target Corp.	267	18,276
Time Warner Cable, Inc.	360	34,582
Time Warner, Inc.	606	34,918
TJX Cos., Inc.	463	21,645
Urban Outfitters, Inc.*	433	16,774
Viacom, Inc. Cl B	435	26,783
Wolverine World Wide, Inc.	778	34,520
		925,128
CONSUMER STAPLES (2.8%)
ConAgra Foods, Inc.	1,141	40,859
Constellation Brands, Inc. Cl A*	358	17,055
Darling International, Inc.*	703	12,626
Dean Foods Co.*	1,713	31,057
Elizabeth Arden, Inc.*	290	11,673
Estee Lauder Cos., Inc. Cl A	481	30,798
Farmer Brothers Co.*	890	13,083
Hain Celestial Group, Inc.*	247	15,087
J.M. Smucker Co.	272	26,972
Medifast, Inc.*	751	17,213
PepsiCo, Inc.	662	52,371
Philip Morris Int’l., Inc.	902	83,624
Post Hldgs., Inc.*	180	7,727
Prestige Brands Hldgs., Inc.*	1,116	28,670
Proctor & Gamble Co.	1,020	78,601
Susser Hldgs. Corp.*	465	23,766
The Pantry, Inc.*	1,212	15,114
TreeHouse Foods, Inc.*	165	10,750
Vector Group Ltd.	1,005	16,201
Wal-Mart Stores, Inc.	1,183	88,524
		621,771
ENERGY (3.4%)
Anadarko Petroleum Corp.	463	40,489
Apache Corp.	317	24,460
Carrizo Oil and Gas, Inc.*	400	10,308
Chevron Corp.	421	50,023
Endeavour International Corp.*	893	2,634
Energy XXI (Bermuda) Ltd.	1,786	48,615
EOG Resources, Inc.	227	29,072
Exxon Mobil Corp.	1,715	154,539

Gasco Energy, Inc.*	18,134	753
Halliburton Co.	1,057	42,713
Helix Energy Solutions Group*	500	11,440
Hess Corp.	307	21,984
McMoRan Exploration Co.*	3,129	51,159
National Oilwell Varco, Inc.	476	33,677
Noble Energy, Inc.	407	47,074
Oasis Petroleum, Inc.*	620	23,603
Occidental Petroleum Corp.	500	39,185
PBF Energy, Inc.	1,593	59,212
Range Resources Corp.	267	21,638
Saratoga Resources, Inc.*	1,240	3,298
Susser Petroleum Partners LP	265	8,613
Targa Resources Corp.	265	18,009
		742,498
FINANCIALS (7.4%)
Agree Realty Corp.	190	5,719
American Assets Trust, Inc.	380	12,164
American Int’l. Group, Inc.*	957	37,151
AmREIT, Inc. Cl B	325	6,325
Aon PLC	308	18,942
Ashford Hospitality Trust, Inc.	991	12,249
Aspen Insurance Hldgs. Ltd.	371	14,313
BancFirst Corp.	240	10,008
Bank of America Corp.	3,537	43,081
Bank of Marin Bancorp	160	6,414
Banner Corp.	319	10,154
BB&T Corp.	977	30,668
Berkshire Hathaway, Inc. Cl B*	402	41,888
Brookline Bancorp, Inc.	1,656	15,136
Bryn Mawr Bank Corp.	478	11,128
Capital One Financial Corp.	952	52,312
Cash America Int’l., Inc.	361	18,942
Chesapeake Lodging Trust	1,309	30,028
Citigroup, Inc.	931	41,187
Colonial Properties Trust	1,584	35,814
Dime Community Bancshares	792	11,373
Eagle Bancorp, Inc.*	240	5,254
EastGroup Properties, Inc.	327	19,031
Ellington Financial LLC	1,350	33,413
Endurance Specialty Hldgs. Ltd.	245	11,713
Equity Lifestyle Properties, Inc.	366	28,109
FBR & Co.*	157	2,972
FelCor Lodging Trust, Inc.*	3,049	18,142
First Interstate BancSytem, Inc.	731	13,750
Flushing Financial Corp.	449	7,606
Forest City Enterprises, Inc. Cl A*	1,242	22,070
Franklin Resources, Inc.	123	18,550
Glacier Bancorp, Inc.	887	16,835
Goldman Sachs Group, Inc.	327	48,118
Highwoods Properties, Inc.	539	21,328
Host Hotels & Resorts, Inc.	1,959	34,263
IBERIABANK Corp.	113	5,652
Investors Bancorp, Inc.	830	15,587
iShares Russell 2000 Value Index Fund	260	21,791
Janus Capital Group, Inc.	1,471	13,827
JPMorgan Chase & Co.	2,107	99,998
Marlin Business Svcs. Corp.	888	20,593
MB Financial, Inc.	588	14,212
Meadowbrook Insurance Group, Inc.	2,510	17,696
MetLife, Inc.	960	36,499

National Bank Hldgs. Corp. Cl A	2,617	47,891
National Retail Pptys., Inc.	158	5,715
Northwest Bancshares, Inc.	992	12,588
Ocwen Financial Corp.*	260	9,859
Oritani Financial Corp.	510	7,900
Parkway Properties, Inc.	296	5,491
Pennsylvania REIT	742	14,387
PHH Corp.*	657	14,428
PNC Financial Svcs. Grp., Inc.	417	27,731
PrivateBancorp, Inc.	500	9,455
ProAssurance Corp.	614	29,061
Prosperity Bancshares, Inc.	312	14,786
PS Business Parks, Inc.	160	12,627
S.Y. Bancorp, Inc.	895	20,138
Sabra Health Care REIT, Inc.	745	21,612
Select Income REIT	691	18,277
Signature Bank*	223	17,563
Silver Bay Reaty Trust Corp.	314	6,492
Simon Property Group, Inc.	344	54,545
Starwood Property Trust, Inc.	864	23,985
Stifel Financial Corp.*	403	13,972
SVB Financial Group*	282	20,005
Symetra Financial Corp.	1,704	22,851
Terreno Realty Corp.	430	7,731
Texas Capital Bancshares, Inc.*	205	8,292
Tower Group, Inc.	560	10,332
Two Harbors Investment Corp.	640	8,070
UMB Financial Corp.	278	13,641
Urstadt Biddle Pptys., Inc. Cl A	427	9,292
Wells Fargo & Co.	2,601	96,211
West Coast Bancorp	480	11,654
Westamerica Bancorporation	238	10,789
		1,619,376
HEALTH CARE (5.0%)
Abbott Laboratories	271	9,572
Abiomed, Inc.*	949	17,718
Acorda Therapeutics, Inc.*	178	5,701
Alnylam Pharmaceuticals, Inc.*	597	14,549
AmerisourceBergen Corp.	146	7,512
athenahealth, Inc.*	170	16,497
Biogen Idec, Inc.*	84	16,204
BioScrip, Inc.*	1,580	20,082
BioSpecifics Technologies Corp.*	350	5,968
Bruker Corp.*	592	11,307
Capital Senior Living Corp.*	913	24,131
Celgene Corp.*	446	51,696
Cepheid, Inc.*	364	13,967
Cerner Corp.*	129	12,223
Computer Programs & Systems, Inc.	285	15,421
Conceptus, Inc.*	1,729	41,756
Covidien PLC	361	24,490
Cubist Pharmaceuticals, Inc.*	448	20,975
Cyberonics, Inc.*	172	8,051
DexCom, Inc.*	826	13,811
Emergent Biosolutions, Inc.*	517	7,228
Exact Sciences Corp.*	735	7,203
Express Scripts Hldg. Co.*	335	19,313
Forest Laboratories, Inc.*	1,066	40,551
Gilead Sciences, Inc.*	951	46,532
Harvard Bioscience, Inc.*	1,700	9,605
HeartWare International, Inc.*	147	12,999

HMS Hldgs. Corp.*	509	13,819
Humana, Inc.	92	6,358
Insulet Corp.*	561	14,507
Intuitive Surgical, Inc.*	74	36,348
IPC The Hospitalist Co.*	202	8,985
McKesson Corp.	272	29,365
Medicines Co.*	90	3,008
Merck & Co., Inc.	1,477	65,328
MWI Veterinary Supply, Inc.*	127	16,797
Mylan, Inc.*	1,438	41,616
Neogen Corp.*	309	15,317
Omeros Corp.*	625	2,575
OraSure Technologies, Inc.*	640	3,456
Orexigen Therapeutics, Inc.*	560	3,500
OSI Pharmaceuticals, Inc. - rights*	131	1
PAREXEL International Corp.*	678	26,788
Pfizer, Inc.	3,442	99,336
Pharmacyclics, Inc.*	236	18,977
QLT, Inc.*	4,232	37,411
Quest Diagnostics, Inc.	95	5,363
Questcor Pharmaceuticals, Inc.	563	18,320
Salix Pharmaceuticals Ltd.*	327	16,736
Seattle Genetics, Inc.*	465	16,512
St. Jude Medical, Inc.	367	14,841
Stryker Corp.	463	30,206
Sunesis Pharmaceuticals, Inc.*	555	3,036
Synageva BioPharma Corp.*	105	5,767
Synergy Pharmaceuticals, Inc.*	300	1,821
Threshold Pharmaceuticals, Inc.*	505	2,328
UnitedHealth Group, Inc.	308	17,621
Vascular Solutions, Inc.*	622	10,089
VIVUS, Inc.*	260	2,860
WellCare Health Plans, Inc.*	190	11,012
XenoPort, Inc.*	610	4,362
		1,099,428
INDUSTRIALS (5.1%)
Actuant Corp. Cl A	737	22,567
Alaska Air Group, Inc.*	676	43,237
Allegiant Travel Co.	160	14,205
American Railcar Inds., Inc	470	21,968
Astronics Corp.*	853	25,436
AZZ, Inc.	1,476	71,143
Beacon Roofing Supply, Inc.*	475	18,364
Boeing Co.	709	60,868
Caterpillar, Inc.	514	44,703
CIRCOR International, Inc.	380	16,150
Corporate Executive Board Co.	355	20,647
Cummins, Inc.	360	41,692
Encore Wire Corp.	913	31,973
EnPro Industries, Inc.*	402	20,570
Expeditors Int’l. of Wash.	662	23,640
FedEx Corp.	361	35,450
General Electric Co.	4,172	96,457
Genesee & Wyoming, Inc. Cl A*	410	38,175
Healthcare Svcs. Group, Inc.	893	22,888
Hub Group, Inc. Cl A*	269	10,346
Insperity, Inc.	253	7,178
Miller Industries, Inc.	1,142	18,329
Mueller Industries, Inc.	852	45,403
Mueller Water Product, Inc. Cl A	1,890	11,208
Old Dominion Freight Line, Inc.*	2,013	76,896

On Assignment, Inc.*	1,002	25,361
Precision Castparts Corp.	282	53,473
Raven Industries, Inc.	930	31,257
Roper Industries, Inc.	372	47,359
Smith (A.O.) Corp.	338	24,867
Sun Hydraulics Corp.	312	10,143
Teledyne Technologies, Inc.*	315	24,709
The Advisory Board Co.*	405	21,271
Union Pacific Corp.	253	36,030
USG Corp.*	360	9,518
		1,123,481
INFORMATION TECHNOLOGY (6.5%)
Adtran, Inc.	485	9,530
Altera Corp.	268	9,506
Analog Devices, Inc.	497	23,106
Anixter International, Inc.	190	13,285
Apple, Inc.	363	160,675
Arris Group, Inc.*	1,300	22,321
Aruba Network, Inc.*	315	7,793
Aspen Technology, Inc.*	165	5,328
Automatic Data Processing, Inc.	431	28,024
Brightcove, Inc.*	965	5,993
Broadcom Corp. Cl A	888	30,787
Cavium, Inc.*	470	18,241
Ciena Corp.*	330	5,283
Cirrus Logic, Inc.*	687	15,630
Cisco Systems, Inc.	1,902	39,771
Coherent, Inc.	171	9,703
CommVault Systems, Inc.*	731	59,927
comScore, Inc.*	726	12,182
Datalink Corp.*	733	8,855
EMC Corp.*	462	11,037
Emulex Corp.*	1,605	10,481
F5 Networks, Inc.*	63	5,612
Fairchild Semiconductor Int’l., Inc.*	670	9,474
FEI Company	180	11,619
Google, Inc. Cl A*	97	77,021
Heartland Payment Systems, Inc.	335	11,045
iGATE Corp.*	897	16,873
Imation Corp.*	1,460	5,577
Imperva, Inc.*	449	17,287
Informatica Corp.*	818	28,197
Int’l. Business Machines Corp.	363	77,428
Jive Software, Inc.*	710	10,792
KLA-Tencor Corp.	282	14,873
Littelfuse, Inc.	107	7,260
LogMeIn, Inc.*	305	5,862
MasterCard, Inc. Cl A	53	28,680
MAXIMUS, Inc.	250	19,992
Microsemi Corp.*	796	18,443
Microsoft Corp.	2,191	62,685
MKS Instruments, Inc.	378	10,282
Monolithic Power Systems, Inc.	795	19,374
MTS Systems Corp.	185	10,758
Nanometrics, Inc.*	1,477	21,313
NetApp, Inc.*	448	15,304
NetScout Systems, Inc.*	130	3,194
Oracle Corp.	1,362	44,047
Plantronics, Inc.	292	12,903
Procera Networks, Inc.*	193	2,295
PTC, Inc.*	798	20,341

QLIK Technologies, Inc.*	445	11,494
QUALCOMM, Inc.	779	52,154
Richardson Electronics Ltd.	2,451	29,069
Salesforce.com, inc.*	304	54,364
Semtech Corp.*	459	16,244
Sourcefire, Inc.*	827	48,983
Synaptics, Inc.*	230	9,359
Teradyne, Inc.*	425	6,894
Texas Instruments, Inc.	637	22,601
TIBCO Software, Inc.*	1,170	23,657
TTM Technologies, Inc.*	1,043	7,927
ValueClick, Inc.*	485	14,332
WEX, Inc.*	160	12,560
Yahoo!, Inc.*	749	17,624
		1,423,251
MATERIALS (2.0%)
Ball Corp.	570	27,121
Boise, Inc.	3,961	34,302
Buckeye Technologies, Inc.	424	12,699
Caesar Stone Sdot Yam Ltd.*	125	3,300
CF Industries Hldgs., Inc.	103	19,608
Clearwater Paper Corp.*	216	11,381
Commercial Metals Co.	854	13,536
Copper Mountain Mining Corp.*	1,679	4,508
Crown Hldgs., Inc.*	810	33,704
CVR Partners LP	529	13,230
Dow Chemical Co.	768	24,453
Eagle Materials, Inc.	150	9,995
Eastman Chemical Co.	608	42,481
FMC Corp.	184	10,494
Freeport-McMoRan Copper & Gold, Inc.	783	25,917
Innophos Hldgs., Inc.	751	40,975
Kaiser Aluminum Corp.	498	32,196
Landec Corp.*	718	10,389
McEwen Mining, Inc.*	4,210	12,040
Silgan Hldgs., Inc.	968	45,738
Stepan Co.	270	17,037
		445,104
TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	2,139	78,480
CenturyLink, Inc.	472	16,581
Consolidated Comms. Hldgs., Inc.	1,321	23,183
Frontier Communications Corp.	4,321	17,198
		135,442
UTILITIES (1.2%)
Ameren Corp.	206	7,214
Avista Corp.	832	22,797
Black Hills Corp.	400	17,616
Dominion Resources, Inc.	656	38,166
Edison International	380	19,122
Idacorp, Inc.	450	21,722
Northwest Natural Gas Co.	312	13,672
NorthWestern Corp.	260	10,364
PNM Resources, Inc.	921	21,450
PPL Corp.	420	13,150
Public Svc. Enterprise Group, Inc.	740	25,412
Sempra Energy	346	27,659
UNS Energy Corp.	532	26,036
		264,380
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $6,544,652) 38.3%		8,399,859

ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	100	28,903
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.1%		28,903

TOTAL ACTIVE ASSETS (Cost: $6,554,652) 38.4%		8,428,762

TEMPORARY CASH INVESTMENTS (2) (Cost: $324,100) 1.5%		324,100

TOTAL INVESTMENTS (Cost: $17,378,610) 99.4%		21,739,503

OTHER NET ASSETS 0.6%		134,846

NET ASSETS 100.0%		$21,874,349

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.3%)
Abercrombie & Fitch Co. Cl A	400	18,480
Amazon.com, Inc.*	1,822	485,545
Apollo Group, Inc.*	496	8,625
AutoNation, Inc.*	192	8,400
AutoZone, Inc.*	180	71,419
Bed Bath & Beyond, Inc.*	1,120	72,150
Best Buy Co., Inc.	1,324	29,327
BorgWarner, Inc.*	578	44,703
Cablevision Systems Corp. Cl A	1,045	15,633
CarMax, Inc.*	1,124	46,871
Carnival Corp.	2,263	77,621
CBS Corp. Cl B	2,903	135,541
Chipotle Mexican Grill, Inc.*	155	50,510
Coach, Inc.	1,380	68,986
Comcast Corp. Cl A	13,228	555,708
D.R. Horton, Inc.	1,396	33,923
Darden Restaurants, Inc.	638	32,972
Delphi Automotive PLC	1,457	64,691
DIRECTV*	2,686	152,054
Discovery Communications, Inc. Cl A*	1,237	97,401
Disney (Walt) Co.	9,005	511,484
Dollar General Corp.*	1,522	76,983
Dollar Tree, Inc.*	1,136	55,016
Expedia, Inc.	467	28,025
Family Dollar Stores, Inc.	482	28,462
Ford Motor Co.	19,596	257,687
Fossil, Inc.*	267	25,792
GameStop Corp. Cl A	602	16,838
Gannett Co., Inc.	1,143	24,997
Gap, Inc.	1,478	52,321
Garmin Ltd.	552	18,238
Genuine Parts Co.	774	60,372
Goodyear Tire & Rubber Co.*	1,216	15,334
H&R Block, Inc.	1,369	40,276
Harley-Davidson, Inc.	1,114	59,376
Harman Int’l. Industries, Inc.	336	14,996
Hasbro, Inc.	567	24,914
Home Depot, Inc.	7,520	524,746
International Game Technology	1,334	22,011
Interpublic Group of Cos., Inc.	2,083	27,141
Johnson Controls, Inc.	3,405	119,413
Kohl’s Corp.	1,053	48,575
Leggett & Platt, Inc.	715	24,153
Lennar Corp. Cl A	825	34,221
Limited Brands, Inc.*	1,174	52,431
Lowe’s Cos., Inc.	5,560	210,835
Macy’s, Inc.	1,992	83,345
Marriott International, Inc. Cl A	1,218	51,436
Mattel, Inc.	1,713	75,012
McDonald’s Corp.	5,001	498,550
Netflix, Inc.*	282	53,414
Newell Rubbermaid, Inc.	1,443	37,662
News Corp. Cl A	10,002	305,261

NIKE, Inc. Cl B	3,604	212,672
Nordstrom, Inc.	748	41,312
O’Reilly Automotive, Inc.*	550	56,403
Omnicom Group, Inc.	1,295	76,276
Penney (J.C.) Co., Inc.	702	10,607
PetSmart, Inc.	533	33,099
Priceline.com, Inc.*	248	170,607
Pulte Homes, Inc.*	1,676	33,922
PVH Corp.	387	41,335
Ralph Lauren Corp.	303	51,301
Ross Stores, Inc.	1,091	66,136
Scripps Networks Interactive, Inc. Cl A	427	27,473
Staples, Inc.	3,349	44,977
Starbucks Corp.	3,731	212,518
Starwood Hotels & Resorts	966	61,563
Target Corp.	3,259	223,079
Tiffany & Co.	592	41,168
Time Warner Cable, Inc.	1,465	140,728
Time Warner, Inc.	4,690	270,238
TJX Cos., Inc.	3,625	169,469
TripAdvisor, Inc.*	547	28,728
Urban Outfitters, Inc.*	548	21,230
V.F. Corp.	436	73,139
Viacom, Inc. Cl B	2,283	140,564
Washington Post Co. Cl B	22	9,834
Whirlpool Corp.	397	47,029
Wyndham Worldwide Corp.	682	43,975
Wynn Resorts Ltd.	396	49,563
Yum! Brands, Inc.	2,242	161,289
		8,110,111
CONSUMER STAPLES (10.7%)
Altria Group, Inc.	10,041	345,310
Archer-Daniels-Midland Co.	3,277	110,533
Avon Products, Inc.	2,155	44,673
Beam, Inc.	798	50,705
Brown-Forman Corp. Cl B	753	53,764
Campbell Soup Co.	897	40,688
Clorox Co.	655	57,987
Coca-Cola Co.	19,182	775,720
Coca-Cola Enterprises, Inc.	1,303	48,107
Colgate-Palmolive Co.	2,213	261,200
ConAgra Foods, Inc.	2,072	74,198
Constellation Brands, Inc. Cl A*	750	35,730
Costco Wholesale Corp.	2,181	231,426
CVS Caremark Corp.	6,115	336,264
Dean Foods Co.*	919	16,661
Dr. Pepper Snapple Group, Inc.	1,010	47,420
Estee Lauder Cos., Inc. Cl A	1,207	77,284
General Mills, Inc.	3,218	158,680
Heinz (H.J.) Co.	1,596	115,343
Hershey Co.	751	65,735
Hormel Foods Corp.	662	27,354
J.M. Smucker Co.	535	53,051
Kellogg Co.	1,242	80,022
Kimberly-Clark Corp.	1,945	190,571
Kraft Foods Group, Inc.	2,960	152,529
Kroger Co.	2,557	84,739

Lorillard, Inc.	1,898	76,584
McCormick & Co., Inc.	662	48,690
Mead Johnson Nutrition Co.	991	76,753
Molson Coors Brewing Co. Cl B	777	38,019
Mondelez International, Inc. Cl A	8,826	270,164
Monster Beverage Corp.*	702	33,513
PepsiCo, Inc.	7,692	608,514
Philip Morris Int’l., Inc.	8,188	759,109
Proctor & Gamble Co.	13,647	1,051,638
Reynolds American, Inc.	1,607	71,495
Safeway, Inc.	1,163	30,645
Sysco Corp.	2,915	102,521
Tyson Foods, Inc. Cl A	1,407	34,922
Wal-Mart Stores, Inc.	8,391	627,899
Walgreen Co.	4,287	204,404
Whole Foods Market, Inc.	872	75,646
		7,646,210
ENERGY (10.6%)
Anadarko Petroleum Corp.	2,490	217,751
Apache Corp.	1,934	149,227
Baker Hughes, Inc.	2,177	101,035
Cabot Oil & Gas Corp.	1,064	71,937
Cameron International Corp.*	1,221	79,609
Chesapeake Energy Corp.	2,564	52,331
Chevron Corp.	9,707	1,153,386
ConocoPhillips	6,114	367,451
CONSOL Energy, Inc.	1,119	37,654
Denbury Resources, Inc.*	1,858	34,652
Devon Energy Corp.	1,862	105,054
Diamond Offshore Drilling, Inc.	345	23,998
Ensco PLC Cl A	1,156	69,360
EOG Resources, Inc.	1,347	172,510
EQT Corp.	755	51,151
Exxon Mobil Corp.	22,391	2,017,653
FMC Technologies, Inc.*	1,177	64,017
Halliburton Co.	4,648	187,826
Helmerich & Payne, Inc.	521	31,625
Hess Corp.	1,476	105,696
Kinder Morgan, Inc.	3,163	122,345
Marathon Oil Corp.	3,478	117,278
Marathon Petroleum Corp.	1,642	147,123
Murphy Oil Corp.	894	56,975
Nabors Industries Ltd.	1,405	22,789
National Oilwell Varco, Inc.	2,055	145,391
Newfield Exploration Co.*	665	14,909
Noble Drilling Corp.	1,238	47,230
Noble Energy, Inc.	890	102,937
Occidental Petroleum Corp.	4,041	316,693
Peabody Energy Corp.	1,333	28,193
Phillips 66	3,105	217,257
Pioneer Natural Resources Co.	652	81,011
QEP Resources, Inc.	886	28,210
Range Resources Corp.	805	65,237
Rowan Companies PLC Cl A*	614	21,711
Schlumberger Ltd.	6,532	489,181
Southwestern Energy Co.*	1,730	64,460
Spectra Energy Corp.	3,314	101,906

Tesoro Corp.	684	40,048
Valero Energy Corp.	2,706	123,096
Williams Cos., Inc.	3,380	126,615
WPX Energy, Inc.*	989	15,844
		7,590,362
FINANCIALS (15.4%)
ACE Ltd.	1,693	150,626
Aflac, Inc.	2,317	120,530
Allstate Corp.	2,373	116,443
American Express Co.	4,722	318,546
American Int’l. Group, Inc.*	7,348	285,249
American Tower Corp.	1,985	152,686
Ameriprise Financial, Inc.	1,015	74,755
Aon PLC	1,552	95,448
Apartment Investment & Management Co. Cl A	727	22,290
Assurant, Inc.	390	17,554
AvalonBay Communities, Inc.	569	72,075
Bank of America Corp.	51,810	631,046
Bank of New York Mellon Corp.	5,807	162,538
BB&T Corp.	3,574	112,188
Berkshire Hathaway, Inc. Cl B*	9,102	948,428
BlackRock, Inc.	626	160,807
Boston Properties, Inc.	761	76,907
Capital One Financial Corp.	2,862	157,267
CBRE Group, Inc.*	1,528	38,582
Charles Schwab Corp.	5,522	97,684
Chubb Corp.	1,298	113,614
Cincinnati Financial Corp.	731	34,496
Citigroup, Inc.	15,127	669,218
CME Group, Inc.	1,523	93,497
Comerica, Inc.	932	33,505
Discover Financial Svcs.	2,402	107,706
E*Trade Financial Corp.*	1,414	15,144
Equity Residential	1,600	88,096
Fifth Third Bancorp	4,307	70,247
First Horizon National Corp.	1,214	12,966
Franklin Resources, Inc.	689	103,908
Genworth Financial, Inc. Cl A*	2,462	24,620
Goldman Sachs Group, Inc.	2,159	317,697
Hartford Financial Svcs. Group, Inc.	2,184	56,347
HCP, Inc.	2,264	112,883
Health Care REIT, Inc.	1,299	88,215
Host Hotels & Resorts, Inc.	3,596	62,894
Hudson City Bancorp, Inc.	2,378	20,546
Huntington Bancshares, Inc.	4,167	30,794
IntercontinentalExchange, Inc.*	366	59,684
Invesco Ltd.	2,182	63,191
JPMorgan Chase & Co.	19,364	919,015
KeyCorp	4,541	45,228
Kimco Realty Corp.	2,031	45,494
Legg Mason, Inc.	574	18,454
Leucadia National Corp.	1,452	39,828
Lincoln National Corp.	1,357	44,252
Loews Corp.	1,537	67,736
M&T Bank Corp.	611	63,031
Marsh & McLennan Cos., Inc.	2,719	103,240
McGraw-Hill Cos., Inc.	1,398	72,808

MetLife, Inc.	5,440	206,829
Moody’s Corp.	957	51,027
Morgan Stanley	6,651	146,189
Nasdaq OMX Group, Inc.	585	18,896
Northern Trust Corp.	1,089	59,416
NYSE Euronext	1,219	47,102
People’s United Financial, Inc.	1,678	22,552
Plum Creek Timber Co., Inc.	809	42,230
PNC Financial Svcs. Grp., Inc.	2,609	173,499
Principal Financial Grp., Inc.	1,382	47,029
Progressive Corp.	2,779	70,225
ProLogis, Inc.	2,309	92,314
Prudential Financial, Inc.	2,304	135,913
Public Storage	718	109,366
Regions Financial Corp.	6,988	57,232
Simon Property Group, Inc.	1,565	248,146
SLM Corp.	2,258	46,244
State Street Corp.	2,276	134,489
SunTrust Banks, Inc.	2,730	78,651
T. Rowe Price Group, Inc.	1,289	96,507
Torchmark Corp.	469	28,046
Travelers Cos., Inc.	1,867	157,183
U.S. Bancorp	9,212	312,563
Unum Group	1,350	38,138
Ventas, Inc.	1,453	106,360
Vornado Realty Trust	842	70,425
Wells Fargo & Co.	23,741	878,180
Weyerhaeuser Co.	2,729	85,636
XL Group PLC	1,463	44,329
Zions Bancorporation	929	23,216
		11,037,935
HEALTH CARE (12.2%)
Abbott Laboratories	7,980	281,854
AbbVie, Inc.	7,723	314,944
Actavis, Inc.*	632	58,214
Aetna, Inc.	1,637	83,683
Agilent Technologies, Inc.	1,738	72,944
Alexion Pharmaceuticals, Inc.*	950	87,533
Allergan, Inc.	1,533	171,129
AmerisourceBergen Corp.	1,150	59,168
Amgen, Inc.	3,752	384,618
Bard (C.R.), Inc.	380	38,296
Baxter International, Inc.	2,746	199,469
Becton, Dickinson & Co.	969	92,646
Biogen Idec, Inc.*	1,175	226,669
Boston Scientific Corp.*	6,833	53,366
Bristol-Myers Squibb Co.	8,049	331,538
Cardinal Health, Inc.	1,708	71,087
CareFusion Corp.*	1,110	38,839
Celgene Corp.*	2,108	244,338
Cerner Corp.*	727	68,883
CIGNA Corp.	1,414	88,191
Coventry Health Care, Inc.	670	31,510
Covidien PLC	2,351	159,492
DaVita HealthCare Partners, Inc.*	419	49,689
DENTSPLY International, Inc.	713	30,245
Edwards Lifesciences Corp.*	584	47,981

Express Scripts Hldg. Co.*	3,995	230,312
Forest Laboratories, Inc.*	1,160	44,126
Gilead Sciences, Inc.*	7,679	375,733
Hospira, Inc.*	807	26,494
Humana, Inc.	783	54,113
Intuitive Surgical, Inc.*	209	102,659
Johnson & Johnson	13,933	1,135,957
Laboratory Corp. of America Hldgs.*	465	41,943
Life Technologies Corp.*	852	55,065
Lilly (Eli) & Co.	4,982	282,928
McKesson Corp.	1,168	126,097
Medtronic, Inc.	5,049	237,101
Merck & Co., Inc.	15,111	668,360
Mylan, Inc.*	1,993	57,677
Patterson Cos., Inc.	420	15,977
PerkinElmer, Inc.	567	19,074
Perrigo Co.	439	52,122
Pfizer, Inc.	35,874	1,035,324
Quest Diagnostics, Inc.	790	44,596
St. Jude Medical, Inc.	1,418	57,344
Stryker Corp.	1,452	94,728
Tenet Healthcare Corp.*	521	24,789
Thermo Fisher Scientific, Inc.	1,781	136,229
UnitedHealth Group, Inc.	5,102	291,885
Varian Medical Systems, Inc.*	550	39,600
Waters Corp.*	427	40,100
WellPoint, Inc.	1,515	100,338
Zimmer Hldgs., Inc.	854	64,238
		8,741,235
INDUSTRIALS (9.8%)
3M Co.	3,143	334,132
Avery Dennison Corp.	501	21,578
Boeing Co.	3,323	285,280
Caterpillar, Inc.	3,266	284,044
Cintas Corp.	521	22,992
CSX Corp.	5,027	123,815
Cummins, Inc.	875	101,334
Danaher Corp.	2,872	178,495
Deere & Co.	1,941	166,887
Dover Corp.	874	63,697
Dun & Bradstreet Corp.	202	16,897
Eaton Corp. PLC	2,348	143,815
Emerson Electric Co.	3,582	200,126
Equifax, Inc.	599	34,496
Expeditors Int’l. of Wash.	1,028	36,710
Fastenal Co.	1,338	68,706
FedEx Corp.	1,458	143,176
Flowserve Corp.	239	40,083
Fluor Corp.	815	54,059
General Dynamics Corp.	1,655	116,694
General Electric Co.	52,250	1,208,020
Grainger (W.W.), Inc.	297	66,819
Honeywell International, Inc.	3,913	294,845
Illinois Tool Works, Inc.	2,048	124,805
Ingersoll-Rand PLC	1,379	75,859
Iron Mountain, Inc.	838	30,428
Jacobs Engineering Group, Inc.*	646	36,331

Joy Global, Inc.	524	31,188
L-3 Communications Hldgs., Inc.	443	35,848
Lockheed Martin Corp.	1,334	128,758
Masco Corp.	1,778	36,005
Norfolk Southern Corp.	1,557	120,014
Northrop Grumman Corp.	1,164	81,655
PACCAR, Inc.	1,753	88,632
Pall Corp.	554	37,877
Parker Hannifin Corp.	743	68,044
Pentair Ltd.	1,014	53,489
Pitney Bowes, Inc.	1,022	15,187
Precision Castparts Corp.	720	136,526
Quanta Services, Inc.*	1,073	30,666
Raytheon Co.	1,608	94,534
Republic Services, Inc.	1,476	48,708
Robert Half Int’l., Inc.	703	26,384
Robinson (C.H.) Worldwide, Inc.	805	47,865
Rockwell Automation, Inc.	702	60,618
Rockwell Collins, Inc.	676	42,669
Roper Industries, Inc.	494	62,891
Ryder System, Inc.	259	15,475
Snap-on, Inc.	288	23,818
Southwest Airlines Co.	3,668	49,445
Stanley Black & Decker, Inc.	799	64,695
Stericycle, Inc.*	427	45,339
Textron, Inc.	1,358	40,482
The ADT Corp.	1,152	56,379
Tyco International Ltd.	2,334	74,688
Union Pacific Corp.	2,335	332,527
United Parcel Service, Inc. Cl B	3,564	306,148
United Technologies Corp.	4,207	393,060
Waste Management, Inc.	2,161	84,733
Xylem, Inc.	919	25,328
		7,033,798
INFORMATION TECHNOLOGY (17.5%)
Accenture Ltd. Cl A	3,249	246,827
Adobe Systems, Inc.*	2,484	108,079
Advanced Micro Devices, Inc.*	3,052	7,783
Akamai Technologies, Inc.*	877	30,949
Altera Corp.	1,611	57,142
Amphenol Corp. Cl A	804	60,019
Analog Devices, Inc.	1,546	71,874
Apple, Inc.	4,563	2,019,721
Applied Materials, Inc.	6,071	81,837
Autodesk, Inc.*	1,124	46,354
Automatic Data Processing, Inc.	2,434	158,259
BMC Software, Inc.*	653	30,253
Broadcom Corp. Cl A	2,617	90,731
CA, Inc.	1,658	41,732
Cisco Systems, Inc.	26,170	547,215
Citrix Systems, Inc.*	932	67,253
Cognizant Technology Solutions*	1,498	114,762
Computer Sciences Corp.	778	38,301
Corning, Inc.	7,335	97,776
Dell, Inc.	7,336	105,125
eBay, Inc.*	5,897	319,735
Electronic Arts, Inc.*	1,518	26,869

EMC Corp.*	10,504	250,941
F5 Networks, Inc.*	389	34,652
Fidelity Nat’l. Information Svcs., Inc.	1,453	57,568
First Solar, Inc.*	303	8,169
Fiserv, Inc.*	663	58,231
FLIR Systems, Inc.	724	18,831
Google, Inc. Cl A*	1,336	1,060,824
Harris Corp.	566	26,228
Hewlett-Packard Co.	9,709	231,463
Int’l. Business Machines Corp.	5,240	1,117,692
Intel Corp.	24,923	544,568
Intuit, Inc.	1,395	91,582
Jabil Circuit, Inc.	921	17,020
JDS Uniphase Corp.*	1,177	15,736
Juniper Networks, Inc.*	2,584	47,907
KLA-Tencor Corp.	857	45,198
Lam Research Corp.*	825	34,205
Linear Technology Corp.	1,172	44,970
LSI Corp.*	2,789	18,909
MasterCard, Inc. Cl A	533	288,422
Microchip Technology, Inc.	978	35,951
Micron Technology, Inc.*	5,216	52,056
Microsoft Corp.	37,604	1,075,850
Molex, Inc.	698	20,437
Motorola Solutions, Inc.	1,371	87,785
NetApp, Inc.*	1,788	61,078
NVIDIA Corp.	3,127	40,088
Oracle Corp.	18,383	594,506
Paychex, Inc.	1,622	56,884
QUALCOMM, Inc.	8,653	579,318
Red Hat, Inc.*	965	48,790
SAIC, Inc.	1,403	19,011
Salesforce.com, inc.*	674	120,531
SanDisk Corp.*	1,202	66,110
Seagate Technology PLC	1,625	59,410
Symantec Corp.*	3,447	85,072
TE Connectivity Ltd.	2,125	89,101
Teradata Corp.*	837	48,973
Teradyne, Inc.*	954	15,474
Texas Instruments, Inc.	5,538	196,488
Total System Services, Inc.	805	19,948
VeriSign, Inc.*	763	36,075
Visa, Inc. Cl A	2,591	440,055
Western Digital Corp.	1,089	54,755
Western Union Co.	2,810	42,262
Xerox Corp.	6,081	52,297
Xilinx, Inc.	1,310	50,003
Yahoo!, Inc.*	4,904	115,391
		12,545,411
MATERIALS (3.3%)
Air Products & Chemicals, Inc.	1,031	89,821
Airgas, Inc.	341	33,814
Alcoa, Inc.	5,312	45,258
Allegheny Technologies, Inc.	533	16,901
Ball Corp.	744	35,400
Bemis Co., Inc.	512	20,664
CF Industries Hldgs., Inc.	311	59,205

Cliffs Natural Resources, Inc.	749	14,238
Dow Chemical Co.	5,976	190,276
Du Pont (E.I.) de Nemours & Co.	4,651	228,643
Eastman Chemical Co.	766	53,520
Ecolab, Inc.	1,326	106,319
FMC Corp.	695	39,636
Freeport-McMoRan Copper & Gold, Inc.	4,638	153,518
Int’l. Flavors & Fragrances, Inc.	404	30,975
International Paper Co.	2,203	102,616
LyondellBasell Industries N.V. Cl A	1,894	119,871
MeadWestvaco Corp.	870	31,581
Monsanto Co.	2,654	280,342
Newmont Mining Corp.	2,463	103,175
Nucor Corp.	1,586	73,194
Owens-Illinois, Inc.*	821	21,880
PPG Industries, Inc.	714	95,633
Praxair, Inc.	1,472	164,187
Sealed Air Corp.	957	23,073
Sherwin-Williams Co.	425	71,778
Sigma-Aldrich Corp.	597	46,375
The Mosaic Co.	1,372	81,785
United States Steel Corp.	708	13,806
Vulcan Materials Co.	651	33,657
		2,381,141
TELECOMMUNICATION SERVICES (2.9%)
AT&T, Inc.	27,615	1,013,194
CenturyLink, Inc.	3,150	110,660
Crown Castle International Corp.*	1,478	102,928
Frontier Communications Corp.	5,038	20,051
MetroPCS Communications, Inc.*	1,567	17,080
Sprint Nextel Corp.*	14,925	92,684
Verizon Communications, Inc.	14,362	705,892
Windstream Corp.	2,963	23,556
		2,086,045
UTILITIES (3.4%)
AES Corp.	3,110	39,093
AGL Resources, Inc.	585	24,541
Ameren Corp.	1,203	42,129
American Electric Power Co., Inc.	2,400	116,712
CenterPoint Energy, Inc.	2,001	47,944
CMS Energy Corp.	1,314	36,713
Consolidated Edison, Inc.	1,451	88,555
Dominion Resources, Inc.	2,844	165,464
DTE Energy Co.	858	58,636
Duke Energy Corp.	3,503	254,283
Edison International	1,626	81,820
Entergy Corp.	868	54,892
Exelon Corp.	4,136	142,609
FirstEnergy Corp.	2,064	87,101
Integrys Energy Group, Inc.	393	22,857
NextEra Energy, Inc.	2,096	162,817
NiSource, Inc.	1,546	45,360
Northeast Utilities	1,558	67,711
NRG Energy, Inc.	1,593	42,199
ONEOK, Inc.	1,019	48,576
Pepco Hldgs., Inc.	1,143	24,460
PG&E Corp.	2,174	96,808

Pinnacle West Capital Corp.	546	31,608
PPL Corp.	2,877	90,079
Public Svc. Enterprise Group, Inc.	2,497	85,747
SCANA Corp.	657	33,612
Sempra Energy	1,122	89,693
Southern Co.	4,311	202,272
TECO Energy, Inc.	1,010	17,998
Wisconsin Energy Corp.	1,142	48,980
Xcel Energy, Inc.	2,423	71,963
		2,423,232
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $51,920,678) 97.1%		69,595,480

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.06	04/11/13	400,000	399,992
U.S. GOVERNMENT AGENCIES (0.4%)
FNMA	A-1+	0.13	04/24/13	274,000	273,974
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $673,966) 0.9%					673,966

TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 1.1%					750,000

TOTAL INVESTMENTS (Cost: $53,344,644) 99.1%					71,019,446

OTHER NET ASSETS 0.9%					681,175

NET ASSETS 100.0%					$71,700,621

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.1%)
Aaron’s, Inc.	2,264	64,932
Advance Auto Parts, Inc.	2,321	191,831
Aeropostale, Inc.*	2,718	36,965
AMC Networks, Inc. Cl A*	1,801	113,787
American Eagle Outfitters, Inc.	5,851	109,414
ANN, Inc.*	1,529	44,372
Ascena Retail Group, Inc.*	4,087	75,814
Bally Technologies, Inc.*	1,324	68,808
Barnes & Noble, Inc.*	1,214	19,970
Big Lots, Inc.*	1,864	65,743
Bob Evans Farms, Inc.	904	38,528
Brinker International, Inc.	2,274	85,616
Cabela’s, Inc.*	1,483	90,137
Carter’s, Inc.*	1,621	92,835
Cheesecake Factory, Inc.	1,576	60,849
Chico’s FAS, Inc.	5,371	90,233
Cinemark Hldgs., Inc.	3,270	96,269
Deckers Outdoor Corp.*	1,096	61,036
DeVry, Inc.	1,805	57,309
Dick’s Sporting Goods, Inc.	3,155	149,232
DreamWorks Animation SKG Cl A*	2,287	43,362
Foot Locker, Inc.	4,867	166,646
Gentex Corp.	4,592	91,886
Guess?, Inc.	1,975	49,039
Hanesbrands, Inc.*	3,187	145,200
HSN, Inc.	1,185	65,009
International Speedway Corp. Cl A	823	26,896
Jarden Corp.*	3,572	153,039
KB Home	2,613	56,885
Lamar Advertising Co. Cl A*	1,781	86,574
Life Time Fitness, Inc.*	1,262	53,988
LKQ Corp.*	9,803	213,313
Matthews International Corp. Cl A	888	30,982
MDC Hldgs., Inc.	1,253	45,922
Meredith Corp.	1,168	44,688
Mohawk Industries, Inc.*	1,866	211,082
New York Times Co. Cl A*	3,933	38,543
NVR, Inc.*	151	163,097
Office Depot, Inc.*	9,251	36,356
Panera Bread Co. Cl A*	915	151,195
Polaris Industries, Inc.	2,050	189,605
Regis Corp.	1,827	33,233
Rent-A-Center, Inc.	1,870	69,078
Saks, Inc.*	3,223	36,968
Scholastic Corp.	859	22,892
Scientific Games Corp. Cl A*	1,706	14,928
Service Corp. International	6,771	113,279
Signet Jewelers Ltd.	2,598	174,066
Sotheby’s	2,177	81,442
Strayer Education, Inc.	362	17,514
Tempur-Pedic Int’l., Inc.*	1,922	95,389
The Wendy’s Co.	9,025	51,172

Thor Industries, Inc.	1,424	52,389
Toll Brothers, Inc.*	4,872	166,817
Tractor Supply Co.	2,232	232,418
Tupperware Brands Corp.	1,729	141,328
Under Armour, Inc. Cl A*	2,492	127,590
Valassis Communications, Inc.	1,255	37,487
Wiley (John) & Sons, Inc. Cl A	1,504	58,596
Williams-Sonoma, Inc.	2,766	142,504
WMS Industries, Inc.*	1,757	44,294
		5,390,371
CONSUMER STAPLES (3.6%)
Church & Dwight Co., Inc.	4,448	287,474
Energizer Hldgs., Inc.	2,005	199,959
Flowers Foods, Inc.	3,709	122,174
Green Mountain Coffee Roasters, Inc.*	3,906	221,705
Harris Teeter Supermarkets, Inc.	1,592	67,994
Hillshire Brands Co.	3,963	139,299
Ingredion, Inc.	2,536	183,404
Lancaster Colony Corp.	622	47,894
Post Hldgs., Inc.*	1,038	44,561
Smithfield Foods, Inc.*	3,990	105,655
SUPERVALU, Inc.	6,330	31,903
Tootsie Roll Industries, Inc.	670	20,027
United Natural Foods, Inc.*	1,576	77,539
Universal Corp.	744	41,694
		1,591,282
ENERGY (5.7%)
Alpha Natural Resources, Inc.*	6,711	55,097
Arch Coal, Inc.	6,478	35,176
Atwood Oceanics, Inc.*	1,815	95,360
Bill Barrett Corp.*	1,508	30,567
CARBO Ceramics, Inc.	611	55,644
Cimarex Energy Co.	2,750	207,460
Dresser-Rand Group, Inc.*	2,438	150,327
Dril-Quip, Inc.*	1,169	101,902
Energen Corp.	2,279	118,531
Forest Oil Corp.*	3,614	19,010
Helix Energy Solutions Group*	3,168	72,484
HollyFrontier Corp.	6,453	332,007
Northern Oil and Gas, Inc.*	1,871	26,905
Oceaneering Int’l., Inc.	3,448	228,982
Oil States International, Inc.*	1,734	141,442
Patterson-UTI Energy, Inc.	4,595	109,545
Plains Exploration & Production Co.*	4,106	194,912
Quicksilver Resources, Inc.*	3,895	8,764
Rosetta Resources, Inc.*	1,623	77,222
SM Energy Co.	2,108	124,836
Superior Energy Services, Inc.*	5,082	131,980
Tidewater, Inc.	1,548	78,174
Unit Corp.*	1,376	62,677
World Fuel Services Corp.	2,281	90,601
		2,549,605
FINANCIALS (22.5%)
Affiliated Managers Group, Inc.*	1,694	260,148
Alexander & Baldwin, Inc.*	1,394	49,836
Alexandria Real Estate Equities, Inc.	2,049	145,438
Alleghany Corp.*	541	214,193

American Campus Communities, Inc.	3,358	152,252
American Financial Group, Inc.	2,398	113,617
Apollo Investment Corp.	6,577	54,984
Aspen Insurance Hldgs. Ltd.	2,233	86,149
Associated Banc-Corp.	5,325	80,887
Astoria Financial Corp.	2,706	26,681
BancorpSouth, Inc.	2,668	43,488
Bank of Hawaii Corp.	1,436	72,963
Berkley (W.R.) Corp.	3,519	156,138
BioMed Realty Trust, Inc.	5,952	128,563
BRE Properties, Inc.	2,438	118,682
Brown & Brown, Inc.	3,793	121,528
Camden Property Trust	2,691	184,818
Cathay General Bancorp	2,346	47,202
CBOE Holdings, Inc.	2,825	104,356
City National Corp.	1,503	88,542
Commerce Bancshares, Inc.	2,454	100,197
Corporate Office Pptys. Trust	2,764	73,744
Corrections Corp. of America	3,234	126,352
Cullen/Frost Bankers, Inc.	1,969	123,122
Duke Realty Corp.	10,291	174,741
East West Bancorp, Inc.	4,558	117,004
Eaton Vance Corp.	3,750	156,863
Equity One, Inc.	1,995	47,820
Essex Property Trust, Inc.	1,209	182,051
Everest Re Group Ltd.	1,632	211,932
Extra Space Storage, Inc.	3,321	130,416
Federal Realty Investment Trust	2,083	225,047
Federated Investors, Inc. Cl B	3,028	71,673
Fidelity Nat’l. Financial, Inc. Cl A	6,887	173,759
First American Financial Corp.	3,419	87,424
First Niagara Financial Group, Inc.	11,288	100,012
FirstMerit Corp.	3,438	56,830
Fulton Financial Corp.	6,323	73,979
Gallagher (Arthur J.) & Co.	4,036	166,727
Greenhill & Co., Inc.	827	44,145
Hancock Hldg. Co.	2,729	84,381
Hanover Insurance Group, Inc.	1,431	71,092
HCC Insurance Hldgs., Inc.	3,222	135,421
Highwoods Properties, Inc.	2,595	102,684
Home Properties, Inc.	1,647	104,453
Hospitality Properties Trust	4,422	121,340
International Bancshares Corp.	1,742	36,234
Janus Capital Group, Inc.	6,222	58,487
Jones Lang LaSalle, Inc.	1,427	141,858
Kemper Corp.	1,752	57,133
Kilroy Realty Corp.	2,418	126,703
Liberty Property Trust	3,862	153,515
Mack-Cali Realty Corp.	2,685	76,818
Mercury General Corp.	1,167	44,264
MSCI, Inc. Cl A*	3,866	131,173
National Retail Pptys., Inc.	3,722	134,625
New York Community Bancorp, Inc.	14,123	202,665
Old Republic Int’l. Corp.	7,705	97,931
Omega Healthcare Investors, Inc.	3,645	110,662
Potlatch Corp.	1,296	59,435
Primerica, Inc.	1,471	48,219

Prosperity Bancshares, Inc.	1,427	67,626
Protective Life Corp.	2,509	89,822
Raymond James Financial, Inc.	3,608	166,329
Rayonier, Inc.	4,018	239,754
Realty Income Corp.	6,255	283,664
Regency Centers Corp.	2,914	154,180
Reinsurance Grp. of America, Inc.	2,383	142,194
SEI Investments Co.	4,312	124,401
Senior Housing Pptys. Trust	6,015	161,382
Signature Bank*	1,469	115,698
SL Green Realty Corp	2,929	252,216
StanCorp Financial Group, Inc.	1,430	61,147
SVB Financial Group*	1,432	101,586
Synovus Financial Corp.	25,236	69,904
Taubman Centers, Inc.	2,038	158,271
TCF Financial Corp.	5,208	77,912
The Macerich Co.	4,411	283,980
Trustmark Corp.	2,129	53,246
UDR, Inc.	7,967	192,722
Valley National Bancorp	6,398	65,516
Waddell & Reed Financial, Inc. Cl A	2,764	121,008
Washington Federal, Inc.	3,365	58,888
Webster Financial Corp.	2,542	61,669
Weingarten Realty Investors	3,598	113,517
Westamerica Bancorporation	869	39,392
		10,049,420
HEALTH CARE (9.4%)
Allscripts Healthcare Solutions, Inc.*	5,482	74,500
Bio-Rad Laboratories, Inc. Cl A*	645	81,270
Charles River Laboratories Int’l., Inc.*	1,585	70,168
Community Health Systems, Inc.	2,931	138,900
Cooper Companies, Inc.	1,557	167,969
Covance, Inc.*	1,768	131,398
Endo Health Solutions, Inc.*	3,676	113,074
Health Management Associates, Inc. Cl A*	8,251	106,190
Health Net, Inc.*	2,539	72,666
Hill-Rom Hldgs., Inc.	1,933	68,080
HMS Hldgs. Corp.*	2,832	76,889
Hologic, Inc.*	8,568	193,637
IDEXX Laboratories, Inc.*	1,749	161,590
LifePoint Hospitals, Inc.*	1,497	72,545
Masimo Corp.	1,686	33,079
MEDNAX, Inc.*	1,594	142,870
Mettler-Toledo Int’l., Inc.*	977	208,316
Omnicare, Inc.	3,350	136,412
Owens & Minor, Inc.	2,045	66,585
Regeneron Pharmaceuticals, Inc.*	2,448	431,822
ResMed, Inc.	4,617	214,044
Schein (Henry), Inc.*	2,828	261,731
STERIS Corp.	1,875	78,019
Techne Corp.	1,108	75,178
Teleflex, Inc.	1,323	111,807
Thoratec Corp.*	1,850	69,375
United Therapeutics Corp.*	1,506	91,670
Universal Health Svcs., Inc. Cl B	2,837	181,199
VCA Antech, Inc.*	2,843	66,782
Vertex Pharmaceuticals, Inc.*	7,069	388,654

WellCare Health Plans, Inc.*	1,387	80,391
		4,166,810
INDUSTRIALS (16.9%)
Acuity Brands, Inc.	1,391	96,466
AECOM Technology Corp.*	3,350	109,880
AGCO Corp.	3,138	163,553
Alaska Air Group, Inc.*	2,277	145,637
Alliant TechSystems, Inc.	1,046	75,762
AMETEK, Inc.	7,786	337,601
B/E Aerospace, Inc.*	3,344	201,610
Carlisle Cos., Inc.	2,036	138,020
CLARCOR, Inc.	1,591	83,337
Clean Harbors, Inc.*	1,667	96,836
Con-way, Inc.	1,847	65,033
Copart, Inc.*	3,390	116,209
Corporate Executive Board Co.	1,069	62,173
Crane Co.	1,540	86,024
Deluxe Corp.	1,631	67,523
Donaldson Co., Inc.	4,317	156,232
Donnelley (R.R.) & Sons Co.	5,800	69,890
Esterline Technologies Corp.*	989	74,867
Exelis, Inc.	6,029	65,656
Fortune Brands Home & Security, Inc.*	5,270	197,256
FTI Consulting, Inc.*	1,300	48,958
Gardner Denver, Inc.	1,575	118,298
GATX Corp.	1,506	78,267
General Cable Corp.*	1,602	58,681
Genesee & Wyoming, Inc. Cl A*	1,589	147,952
Graco, Inc.	1,943	112,752
Granite Construction, Inc.	1,147	36,520
Harsco Corp.	2,571	63,684
HNI Corp.	1,455	51,638
Hubbell, Inc. Cl B	1,712	166,252
Hunt (J.B.) Transport Svcs., Inc.	2,960	220,461
Huntington Ingalls Industries, Inc.	1,596	85,115
IDEX Corp.	2,658	141,990
ITT Corp.	2,962	84,210
JetBlue Airways Corp*	7,252	50,039
Kansas City Southern	3,557	394,466
KBR, Inc.	4,720	151,418
Kennametal, Inc.	2,595	101,309
Kirby Corp.*	1,825	140,160
Landstar System, Inc.	1,498	85,521
Lennox International, Inc.	1,464	92,949
Lincoln Electric Hldgs., Inc.	2,653	143,740
Manpower, Inc.	2,471	140,155
Matson, Inc.	1,368	33,653
Miller (Herman), Inc.	1,892	52,352
Mine Safety Appliances Co.	1,010	50,116
MSC Industrial Direct Co., Inc. Cl A	1,486	127,469
Nordson Corp.	1,804	118,974
Oshkosh Corp.*	2,827	120,119
Regal-Beloit Corp.	1,439	117,365
Rollins, Inc.	2,125	52,169
SPX Corp.	1,512	119,388
Terex Corp.*	3,560	122,535
The Brink’s Co.	1,548	43,746

Timken Co.	2,569	145,354
Towers Watson & Co. Cl A	1,813	125,677
Trinity Industries, Inc.	2,564	116,226
Triumph Group, Inc.	1,608	126,228
United Rentals, Inc.*	3,061	168,263
URS Corp.	2,467	116,960
UTI Worldwide, Inc.	3,295	47,712
Valmont Industries, Inc.	756	118,896
Wabtec Corp.	1,546	157,862
Waste Connections, Inc.	3,924	141,186
Watsco, Inc.	945	79,550
Werner Enterprises, Inc.	1,459	35,220
Woodward, Inc.	1,967	78,208
		7,539,328
INFORMATION TECHNOLOGY (14.7%)
ACI Worldwide, Inc.*	1,246	60,880
Acxiom Corp.*	2,370	48,348
Adtran, Inc.	1,970	38,711
Advent Software, Inc.*	1,022	28,585
Alliance Data Systems Corp.*	1,599	258,862
ANSYS, Inc.*	2,974	242,143
AOL, Inc.	2,569	98,881
Arrow Electronics, Inc.*	3,442	139,814
Atmel Corp.*	14,326	99,709
Avnet, Inc.*	4,448	161,018
Broadridge Financial Solutions, Inc.	3,917	97,298
Cadence Design Systems, Inc.*	9,113	126,944
Ciena Corp.*	3,302	52,865
CommVault Systems, Inc.*	1,376	112,804
Compuware Corp.*	6,831	85,388
Concur Technologies, Inc.*	1,462	100,381
Convergys Corp.	3,404	57,970
CoreLogic, Inc.*	3,129	80,916
Cree, Inc.*	3,771	206,311
Cypress Semiconductor Corp.	4,350	47,981
Diebold, Inc.	2,041	61,883
DST Systems, Inc.	975	69,488
Equinix, Inc.*	1,586	343,068
FactSet Research Systems, Inc.	1,307	121,028
Fair Isaac Corp.	1,139	52,041
Fairchild Semiconductor Int’l., Inc.*	4,111	58,130
Gartner, Inc.*	2,991	162,740
Global Payments, Inc.	2,540	126,136
Henry (Jack) & Associates, Inc.	2,771	128,048
Informatica Corp.*	3,475	119,783
Ingram Micro, Inc. Cl A*	4,828	95,015
Integrated Device Technology, Inc.*	4,776	35,677
InterDigital, Inc.	1,335	63,853
International Rectifier Corp.*	2,254	47,672
Intersil Corp. Cl A	4,084	35,572
Itron, Inc.*	1,246	57,814
Lender Processing Svcs., Inc.	2,739	69,735
Lexmark International, Inc. Cl A	2,019	53,302
ManTech International Corp. Cl A	754	20,260
MEMC Electronic Materials, Inc.*	7,755	34,122
Mentor Graphics Corp.	3,040	54,872
MICROS Systems, Inc.*	2,570	116,961

Monster Worldwide, Inc.*	3,766	19,094
National Instruments Corp.	3,061	100,248
NCR Corp.*	5,300	146,068
NeuStar, Inc. Cl A*	2,185	101,668
Plantronics, Inc.	1,364	60,275
Polycom, Inc.*	5,538	61,361
PTC, Inc.*	3,843	97,958
QLogic Corp.*	2,948	34,197
Rackspace Hosting, Inc.*	3,596	181,526
RF Micro Devices, Inc.*	8,570	45,592
Riverbed Technology, Inc.*	5,284	78,784
Rovi Corp.*	3,335	71,402
Semtech Corp.*	2,138	75,664
Silicon Laboratories, Inc.*	1,263	52,238
Skyworks Solutions, Inc.*	6,242	137,511
SolarWinds, Inc.*	1,988	117,491
Solera Hldgs., Inc.	2,202	128,443
Synopsys, Inc.*	4,955	177,785
Tech Data Corp.*	1,213	55,325
Tellabs, Inc.	10,440	21,820
TIBCO Software, Inc.*	4,966	100,413
Trimble Navigation Ltd.*	8,224	246,391
ValueClick, Inc.*	2,355	69,590
VeriFone Systems, Inc.*	3,431	70,953
Vishay Intertechnology, Inc.*	4,305	58,591
WEX, Inc.*	1,240	97,340
Zebra Technologies Corp. Cl A*	1,646	77,576
		6,558,313
MATERIALS (6.6%)
Albemarle Corp.	2,906	181,683
AptarGroup, Inc.	2,122	121,697
Ashland, Inc.	2,335	173,491
Cabot Corp.	1,923	65,767
Carpenter Technology Corp.	1,410	69,499
Commercial Metals Co.	3,730	59,121
Compass Minerals Int’l., Inc.	1,059	83,555
Cytec Industries, Inc.	1,431	106,008
Domtar Corp.	1,102	85,537
Greif, Inc. Cl A	984	52,762
Intrepid Potash, Inc.	1,742	32,680
Louisiana-Pacific Corp.*	4,444	95,990
Martin Marietta Materials, Inc.	1,488	151,806
Minerals Technologies, Inc.	1,116	46,325
NewMarket Corp.	342	89,043
Olin Corp.	2,535	63,933
Packaging Corp. of America	3,137	140,757
Reliance Steel & Aluminum Co.	2,448	174,224
Rock-Tenn Co. Cl A	2,306	213,974
Royal Gold, Inc.	2,108	149,731
RPM International, Inc.	4,228	133,520
Scotts Miracle-Gro Co. Cl A	1,267	54,785
Sensient Technologies Corp.	1,606	62,779
Silgan Hldgs., Inc.	1,431	67,615
Sonoco Products Co.	3,230	113,018
Steel Dynamics, Inc.	6,977	110,725
Valspar Corp.	2,657	165,398
Worthington Industries, Inc.	1,721	53,317
		2,918,740

TELECOMMUNICATION SERVICES (0.4%)
Telephone & Data Systems, Inc.	3,249	68,456
tw telecom inc*	4,931	124,212
		192,668
UTILITIES (4.9%)
Alliant Energy Corp.	3,558	178,540
Aqua America, Inc.	4,496	141,354
Atmos Energy Corp.	2,892	123,459
Black Hills Corp.	1,407	61,964
Cleco Corp.	1,948	91,614
Great Plains Energy, Inc.	4,905	113,747
Hawaiian Electric Industries, Inc.	3,146	87,176
Idacorp, Inc.	1,609	77,666
MDU Resources Group	6,054	151,289
National Fuel Gas Co.	2,636	161,719
NV Energy, Inc.	7,598	152,188
OGE Energy Corp.	2,935	205,391
PNM Resources, Inc.	2,549	59,366
Questar Corp.	5,633	137,051
UGI Corp.	3,630	139,356
Vectren Corp.	2,645	93,686
Westar Energy, Inc.	4,036	133,914
WGL Hldgs., Inc.	1,649	72,721
		2,182,201
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $32,474,158) 96.8%		43,138,738

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill (1)	A-1+	0.06	04/11/13	300,000	299,994
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $299,994) 0.7%					299,994

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,096,700) 2.4%					1,096,700

TOTAL INVESTMENTS (Cost: $33,870,852) 99.9%					44,535,432

OTHER NET ASSETS 0.1%					31,373

NET ASSETS 100.0%					$44,566,805

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.4%)
Bassett Furniture Industries, Inc.	8,669	138,357
bebe stores, inc.	12,839	53,539
Deckers Outdoor Corp.*	1,997	111,213
Pep Boys - Manny, Moe & Jack*	10,457	123,288
Rent-A-Center, Inc.	2,785	102,878
Ruby Tuesday, Inc.*	10,035	73,958
Shutterfly, Inc.*	3,215	142,007
Wolverine World Wide, Inc.	3,228	143,226
		888,466
CONSUMER STAPLES (3.0%)
Farmer Brothers Co.*	4,560	67,032
Prestige Brands Hldgs., Inc.*	6,525	167,627
The Pantry, Inc.*	7,018	87,514
Vector Group Ltd.	2,492	40,171
		362,344
ENERGY (6.0%)
Carrizo Oil and Gas, Inc.*	2,260	58,240
Endeavour International Corp.*	5,031	14,841
Energy XXI (Bermuda) Ltd.	5,780	157,332
Gasco Energy, Inc.*	83,679	3,473
McMoRan Exploration Co.*	18,369	300,329
PBF Energy, Inc.	4,483	166,633
Saratoga Resources, Inc.*	7,234	19,242
		720,090
FINANCIALS (35.0%)
Agree Realty Corp.	1,070	32,207
Ashford Hospitality Trust, Inc.	5,882	72,702
Aspen Insurance Hldgs. Ltd.	2,163	83,449
BancFirst Corp.	1,440	60,048
Bank of Marin Bancorp	813	32,593
Banner Corp.	1,723	54,843
Brookline Bancorp, Inc.	9,700	88,658
Bryn Mawr Bank Corp.	2,840	66,115
Cash America Int’l., Inc.	1,879	98,591
Chesapeake Lodging Trust	4,546	104,285
Colonial Properties Trust	5,345	120,850
Dime Community Bancshares	4,717	67,736
Eagle Bancorp, Inc.*	1,381	30,230
EastGroup Properties, Inc.	1,949	113,432
Ellington Financial LLC	7,634	188,942
Equity Lifestyle Properties, Inc.	2,058	158,054
FBR & Co.*	959	18,154
FelCor Lodging Trust, Inc.*	16,441	97,824
First Interstate BancSytem, Inc.	4,380	82,388
Flushing Financial Corp.	2,632	44,586
Forest City Enterprises, Inc. Cl A*	7,397	131,445
Glacier Bancorp, Inc.	5,352	101,581
Highwoods Properties, Inc.	3,231	127,851
IBERIABANK Corp.	599	29,962
Investors Bancorp, Inc.	4,953	93,017
Janus Capital Group, Inc.	8,765	82,391
Marlin Business Svcs. Corp.	4,167	96,633
MB Financial, Inc.	3,532	85,368
Meadowbrook Insurance Group, Inc.	14,154	99,786
National Bank Hldgs. Corp. Cl A	3,717	68,021
National Retail Pptys., Inc.	1,171	42,355
Northwest Bancshares, Inc.	5,915	75,061

Ocwen Financial Corp.*	1,518	57,563
Parkway Properties, Inc.	1,716	31,832
Pennsylvania REIT	4,281	83,009
PHH Corp.*	4,019	88,257
PrivateBancorp, Inc.	2,781	52,589
ProAssurance Corp.	3,670	173,701
Prosperity Bancshares, Inc.	1,853	87,814
S.Y. Bancorp, Inc.	3,186	71,685
Select Income REIT	3,921	103,710
Signature Bank*	379	29,850
Silver Bay Reaty Trust Corp.	1,825	37,783
Starwood Property Trust, Inc.	2,197	60,989
SVB Financial Group*	1,621	114,994
Symetra Financial Corp.	9,620	129,004
Terreno Realty Corp.	2,509	45,112
Tower Group, Inc.	3,243	59,833
Two Harbors Investment Corp.	3,725	46,972
UMB Financial Corp.	1,655	81,211
Urstadt Biddle Pptys., Inc. Cl A	2,563	55,771
West Coast Bancorp	2,596	63,031
Westamerica Bancorporation	1,364	61,830
		4,185,698
HEALTH CARE (5.4%)
Capital Senior Living Corp.*	4,869	128,688
Computer Programs & Systems, Inc.	1,639	88,686
Conceptus, Inc.*	7,475	180,521
Harvard Bioscience, Inc.*	9,518	53,777
PAREXEL International Corp.*	946	37,376
QLT, Inc.*	17,751	156,919
		645,967
INDUSTRIALS (12.8%)
Actuant Corp. Cl A	4,224	129,339
Alaska Air Group, Inc.*	3,056	195,462
American Railcar Inds., Inc	2,644	123,581
AZZ, Inc.	3,904	188,173
Encore Wire Corp.	5,311	185,991
Genesee & Wyoming, Inc. Cl A*	449	41,806
Insperity, Inc.	1,424	40,399
Miller Industries, Inc.	6,045	97,022
Mueller Industries, Inc.	4,759	253,607
Old Dominion Freight Line, Inc.*	7,056	269,539
		1,524,919
INFORMATION TECHNOLOGY (11.2%)
Anixter International, Inc.	1,143	79,919
Arris Group, Inc.*	3,703	63,581
Cirrus Logic, Inc.*	1,943	44,203
Coherent, Inc.	1,019	57,818
CommVault Systems, Inc.*	1,219	99,934
Emulex Corp.*	9,225	60,239
Fairchild Semiconductor Int’l., Inc.*	3,933	55,613
Imation Corp.*	8,454	32,294
Informatica Corp.*	1,972	67,975
LogMeIn, Inc.*	1,704	32,751
Microsemi Corp.*	2,336	54,125
MKS Instruments, Inc.	2,215	60,248
Monolithic Power Systems, Inc.	1,972	48,058
Nanometrics, Inc.*	3,441	49,654
PTC, Inc.*	1,124	28,651
Richardson Electronics Ltd.	12,997	154,144
Semtech Corp.*	2,767	97,924
Sourcefire, Inc.*	2,206	130,661

TIBCO Software, Inc.*	3,401	68,768
TTM Technologies, Inc.*	6,043	45,927
		1,332,487
MATERIALS (9.7%)
Boise, Inc.	23,148	200,462
Buckeye Technologies, Inc.	2,438	73,018
Commercial Metals Co.	5,089	80,661
Copper Mountain Mining Corp.*	7,549	20,269
Crown Hldgs., Inc.*	5,029	209,257
Innophos Hldgs., Inc.	2,671	145,730
Kaiser Aluminum Corp.	3,072	198,605
McEwen Mining, Inc.*	9,580	27,399
Silgan Hldgs., Inc.	4,223	199,537
		1,154,938
TELECOMMUNICATION SERVICES (0.6%)
Consolidated Comms. Hldgs., Inc.	3,823	67,094

UTILITIES (6.3%)
Avista Corp.	4,977	136,370
Black Hills Corp.	2,397	105,564
Idacorp, Inc.	2,827	136,459
Northwest Natural Gas Co.	1,863	81,637
PNM Resources, Inc.	5,615	130,773
UNS Energy Corp.	3,307	161,845
		752,648
TOTAL COMMON STOCKS (Cost: $9,547,626) 97.4%		11,634,651

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	89	25,724
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,820) 0.2%		25,724

TEMPORARY CASH INVESTMENTS (3) (Cost: $250,000) 2.1%		250,000

TOTAL INVESTMENTS (Cost: $9,806,446) 99.7%		11,910,375

OTHER NET ASSETS 0.3%		40,734

NET ASSETS 100.0%		$11,951,109

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.8%)
AFC Enterprises, Inc.*	4,978	180,848
American Axle & Mfg. Hldgs., Inc.*	7,099	96,901
Bally Technologies, Inc.*	1,173	60,961
Cinemark Hldgs., Inc.	2,183	64,268
Deckers Outdoor Corp.*	1,322	73,622
Drew Industries, Inc.	745	27,051
Francesca’s Hldgs. Corp.*	1,794	51,416
Haverty Furniture Cos., Inc.	2,752	56,581
Hibbett Sports, Inc.*	826	46,479
HSN, Inc.	1,231	67,533
Monro Muffler Brake, Inc.	1,867	74,139
Red Robin Gourmet Burgers, Inc.*	2,705	123,348
Rent-A-Center, Inc.	2,101	77,611
Shutterfly, Inc.*	2,609	115,240
Steiner Leisure Ltd.*	887	42,895
Steve Madden Ltd.*	1,342	57,894
Wolverine World Wide, Inc.	1,026	45,524
		1,262,311
CONSUMER STAPLES (5.2%)
Darling International, Inc.*	2,744	49,282
Elizabeth Arden, Inc.*	1,190	47,898
Hain Celestial Group, Inc.*	997	60,897
Medifast, Inc.*	3,151	72,221
Post Hldgs., Inc.*	741	31,811
Susser Hldgs. Corp.*	1,867	95,422
TreeHouse Foods, Inc.*	648	42,217
Vector Group Ltd.	2,498	40,268
		440,016
ENERGY (5.4%)
Energy XXI (Bermuda) Ltd.	2,811	76,515
Helix Energy Solutions Group*	2,047	46,835
Oasis Petroleum, Inc.*	2,598	98,906
PBF Energy, Inc.	3,324	123,553
Susser Petroleum Partners LP	1,098	35,685
Targa Resources Corp.	1,127	76,591
		458,085
FINANCIALS (7.4%)
American Assets Trust, Inc.	1,519	48,623
AmREIT, Inc. Cl B	1,322	25,726
Chesapeake Lodging Trust	2,234	51,248
Colonial Properties Trust	2,819	63,738
Endurance Specialty Hldgs. Ltd.	1,011	48,336
Oritani Financial Corp.	2,080	32,219
PS Business Parks, Inc.	631	49,799
S.Y. Bancorp, Inc.	1,291	29,048
Sabra Health Care REIT, Inc.	3,128	90,743
Signature Bank*	586	46,153
Starwood Property Trust, Inc.	2,037	56,547
Stifel Financial Corp.*	1,585	54,952
Texas Capital Bancshares, Inc.*	839	33,938
		631,070
HEALTH CARE (19.6%)
Abiomed, Inc.*	3,892	72,664
Acorda Therapeutics, Inc.*	745	23,862

Alnylam Pharmaceuticals, Inc.*	2,446	59,609
athenahealth, Inc.*	700	67,928
BioScrip, Inc.*	6,574	83,556
BioSpecifics Technologies Corp.*	1,423	24,262
Bruker Corp.*	2,278	43,510
Cepheid, Inc.*	1,474	56,557
Conceptus, Inc.*	1,766	42,649
Cubist Pharmaceuticals, Inc.*	1,684	78,845
Cyberonics, Inc.*	711	33,282
DexCom, Inc.*	3,385	56,597
Emergent Biosolutions, Inc.*	2,101	29,372
Exact Sciences Corp.*	3,072	30,106
HeartWare International, Inc.*	624	55,180
HMS Hldgs. Corp.*	2,076	56,363
Insulet Corp.*	2,267	58,625
IPC The Hospitalist Co.*	823	36,607
Medicines Co.*	380	12,700
MWI Veterinary Supply, Inc.*	534	70,627
Neogen Corp.*	1,261	62,508
Omeros Corp.*	2,541	10,469
OraSure Technologies, Inc.*	2,602	14,051
Orexigen Therapeutics, Inc.*	2,355	14,719
PAREXEL International Corp.*	2,071	81,825
Pharmacyclics, Inc.*	989	79,525
QLT, Inc.*	4,857	42,936
Questcor Pharmaceuticals, Inc.	2,265	73,703
Salix Pharmaceuticals Ltd.*	1,243	63,617
Seattle Genetics, Inc.*	1,900	67,469
Sunesis Pharmaceuticals, Inc.*	2,334	12,767
Synageva BioPharma Corp.*	429	23,561
Synergy Pharmaceuticals, Inc.*	1,254	7,612
Threshold Pharmaceuticals, Inc.*	2,044	9,423
Vascular Solutions, Inc.*	2,534	41,101
VIVUS, Inc.*	1,048	11,528
WellCare Health Plans, Inc.*	767	44,455
XenoPort, Inc.*	2,500	17,875
		1,672,045
INDUSTRIALS (19.6%)
Alaska Air Group, Inc.*	672	42,981
Allegiant Travel Co.	672	59,660
Astronics Corp.*	3,556	106,040
AZZ, Inc.	3,258	157,036
Beacon Roofing Supply, Inc.*	1,928	74,536
CIRCOR International, Inc.	1,531	65,068
Corporate Executive Board Co.	1,486	86,426
EnPro Industries, Inc.*	1,655	84,686
Genesee & Wyoming, Inc. Cl A*	1,271	118,343
Healthcare Svcs. Group, Inc.	3,610	92,524
Hub Group, Inc. Cl A*	1,021	39,268
Mueller Water Product, Inc. Cl A	7,737	45,880
Old Dominion Freight Line, Inc.*	2,897	110,665
On Assignment, Inc.*	4,074	103,113
Raven Industries, Inc.	3,583	120,425
Smith (A.O.) Corp.	1,356	99,761
Sun Hydraulics Corp.	1,281	41,645
Teledyne Technologies, Inc.*	1,218	95,540
The Advisory Board Co.*	1,639	86,080

USG Corp.*	1,474	38,973
		1,668,650
INFORMATION TECHNOLOGY (19.6%)
Adtran, Inc.	717	14,089
Arris Group, Inc.*	3,035	52,111
Aruba Network, Inc.*	1,308	32,360
Aspen Technology, Inc.*	695	22,442
Brightcove, Inc.*	3,902	24,231
Cavium, Inc.*	1,886	73,196
Ciena Corp.*	1,335	21,373
Cirrus Logic, Inc.*	1,339	30,462
CommVault Systems, Inc.*	2,045	167,649
comScore, Inc.*	2,873	48,209
Datalink Corp.*	3,591	43,379
FEI Company	733	47,315
Heartland Payment Systems, Inc.	1,351	44,542
iGATE Corp.*	3,593	67,584
Imperva, Inc.*	1,836	70,686
Informatica Corp.*	1,984	68,388
Jive Software, Inc.*	2,836	43,107
Littelfuse, Inc.	403	27,344
MAXIMUS, Inc.	1,089	87,087
Microsemi Corp.*	1,572	36,423
Monolithic Power Systems, Inc.	1,802	43,915
MTS Systems Corp.	756	43,961
Nanometrics, Inc.*	3,532	50,967
NetScout Systems, Inc.*	548	13,464
Plantronics, Inc.	1,155	51,039
PTC, Inc.*	2,388	60,870
QLIK Technologies, Inc.*	1,858	47,992
Sourcefire, Inc.*	1,847	109,398
Synaptics, Inc.*	946	38,493
Teradyne, Inc.*	1,730	28,061
TIBCO Software, Inc.*	2,290	46,304
ValueClick, Inc.*	1,985	58,657
WEX, Inc.*	661	51,889
		1,666,987
MATERIALS (4.8%)
Caesar Stone Sdot Yam Ltd.*	415	10,956
Clearwater Paper Corp.*	885	46,631
CVR Partners LP	2,098	52,471
Eagle Materials, Inc.	616	41,044
Innophos Hldgs., Inc.	1,069	58,325
Landec Corp.*	2,935	42,469
McEwen Mining, Inc.*	10,403	29,753
Silgan Hldgs., Inc.	1,172	55,377
Stepan Co.	1,079	68,085
		405,111
TELECOMMUNICATION SERVICES (0.5%)
Consolidated Comms. Hldgs., Inc.	2,378	41,734

UTILITIES (0.5%)
NorthWestern Corp.	1,101	43,886

TOTAL COMMON STOCKS (Cost: $6,595,693) 97.4%		8,289,895

TEMPORARY CASH INVESTMENTS (3) (Cost: $100,000) 1.2%	100,000

TOTAL INVESTMENTS (Cost: $6,695,693) 98.6%	8,389,895

OTHER NET ASSETS 1.4%	$125,912

NET ASSETS 100.0%	$8,515,807

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (21.5%)
U.S. Treasury Note	AA+	0.25	07/15/15	700,000	699,453
U.S. Treasury Note	AA+	0.88	07/31/19	500,000	493,555
U.S. Treasury Note	AA+	1.00	10/31/16	1,000,000	1,018,516
U.S. Treasury Note	AA+	3.25	05/31/16	2,250,000	2,451,798
U.S. Treasury Note	AA+	3.25	07/31/16	1,000,000	1,093,672
U.S. Treasury Strip	AA+	0.00	02/15/17	2,500,000	2,444,195
U.S. Treasury Strip	AA+	0.00	02/15/18	1,500,000	1,443,653
U.S. Treasury Strip	AA+	0.00	08/15/18	3,500,000	3,336,867
U.S. Treasury Strip	AA+	0.00	08/15/21	3,500,000	3,047,329
U.S. Treasury Strip	AA+	0.00	11/15/24	500,000	381,583
U.S. Treasury Strip	AA+	0.00	08/15/29	5,000,000	3,114,395
					19,525,016
U.S. GOVERNMENT AGENCIES (27.1%)
MORTGAGE-BACKED OBLIGATIONS (27.1%)
FHARM	AA+	0.77	04/01/37	43,992	46,451
FHARM	AA+	2.90	04/01/37	65,760	69,364
FHARM	AA+	4.64	09/01/39	98,130	105,295
FHARM	AA+	5.24	02/01/36	72,311	77,070
FHARM	AA+	5.43	05/01/37	67,657	72,889
FHARM	AA+	5.77	03/01/37	34,570	36,695
FHLMC	AA+	2.50	09/01/27	481,519	499,487
FHLMC	AA+	3.00	06/01/27	239,954	252,696
FHLMC	AA+	3.00	08/01/27	484,014	509,716
FHLMC	AA+	3.50	01/01/43	497,701	525,262
FHLMC	AA+	4.00	02/01/25	117,915	125,321
FHLMC	AA+	4.00	03/01/41	391,811	416,467
FHLMC	AA+	4.00	07/01/41	336,621	357,804
FHLMC	AA+	4.00	06/01/42	449,387	483,283
FHLMC	AA+	4.00	06/01/42	431,308	458,448
FHLMC	AA+	4.50	03/01/34	202,566	217,339
FHLMC	AA+	4.50	08/01/34	109,777	117,714
FHLMC	AA+	4.50	08/15/35	103,584	114,973
FHLMC	AA+	5.00	02/01/26	48,402	52,378
FHLMC	AA+	5.50	03/01/21	64,490	69,760
FHLMC	AA+	5.50	07/01/32	87,623	95,365
FHLMC	AA+	5.50	05/01/33	82,840	90,547
FHLMC	AA+	5.50	08/15/33	27,923	28,603
FHLMC	AA+	5.50	06/01/37	213,611	231,951
FHLMC	AA+	6.00	07/15/29	64,480	71,867
FHLMC	AA+	6.00	03/15/32	66,750	75,051
FNMA	AA+	3.50	03/01/32	377,685	401,668
FNMA	AA+	3.50	10/01/41	336,343	360,972
FNMA	AA+	3.50	12/01/41	477,895	512,889
FNMA	AA+	3.50	04/01/42	476,604	503,592
FNMA	AA+	3.50	04/01/42	488,434	525,189
FNMA	AA+	3.50	08/01/42	494,172	522,155
FNMA	AA+	3.50	10/01/42	396,287	418,727
FNMA	AA+	4.00	05/01/19	86,491	92,784
FNMA	AA+	4.00	01/01/31	307,235	331,295
FNMA	AA+	4.00	06/01/39	193,213	206,079
FNMA	AA+	4.00	11/01/40	374,056	398,966
FNMA	AA+	4.00	05/01/41	318,517	346,879
FNMA	AA+	4.00	08/01/42	459,577	492,121

FNMA	AA+	4.50	05/01/18	36,792	39,677
FNMA	AA+	4.50	05/01/19	43,043	46,391
FNMA	AA+	4.50	05/01/30	203,605	221,308
FNMA	AA+	4.50	04/01/31	242,305	263,221
FNMA	AA+	4.50	08/01/33	48,831	52,802
FNMA	AA+	4.50	08/01/33	83,037	89,737
FNMA	AA+	4.50	09/01/33	221,103	238,945
FNMA	AA+	4.50	05/01/34	46,883	50,637
FNMA	AA+	4.50	06/01/34	97,963	105,807
FNMA	AA+	4.50	08/01/35	170,701	184,050
FNMA	AA+	4.50	12/01/35	126,675	136,581
FNMA	AA+	4.50	05/01/39	266,750	287,443
FNMA	AA+	4.50	05/01/39	176,311	189,988
FNMA	AA+	4.50	05/01/40	246,202	268,907
FNMA	AA+	5.00	04/01/18	64,476	69,741
FNMA	AA+	5.00	09/01/18	42,228	45,677
FNMA	AA+	5.00	10/01/20	103,422	111,674
FNMA	AA+	5.00	06/01/33	180,074	196,216
FNMA	AA+	5.00	09/01/33	147,091	160,277
FNMA	AA+	5.00	10/01/33	173,085	188,601
FNMA	AA+	5.00	11/01/33	207,313	225,898
FNMA	AA+	5.00	03/01/34	39,314	42,839
FNMA	AA+	5.00	04/01/34	35,475	38,589
FNMA	AA+	5.00	04/01/34	61,786	67,209
FNMA	AA+	5.00	04/01/35	101,519	110,239
FNMA	AA+	5.00	06/01/35	61,589	66,879
FNMA	AA+	5.00	09/01/35	109,927	119,370
FNMA	AA+	5.00	11/25/35	250,000	273,976
FNMA	AA+	5.00	10/01/36	103,678	112,583
FNMA	AA+	5.00	05/01/39	251,052	271,711
FNMA	AA+	5.00	06/01/40	180,806	198,597
FNMA	AA+	5.50	04/01/17	2,576	2,769
FNMA	AA+	5.50	05/01/17	2,403	2,583
FNMA	AA+	5.50	06/01/17	4,116	4,425
FNMA	AA+	5.50	09/01/19	27,374	29,974
FNMA	AA+	5.50	08/01/25	78,049	85,717
FNMA	AA+	5.50	01/01/27	36,274	39,770
FNMA	AA+	5.50	09/01/33	47,347	52,132
FNMA	AA+	5.50	10/01/33	172,616	190,059
FNMA	AA+	5.50	03/01/34	26,870	29,585
FNMA	AA+	5.50	03/01/34	51,520	56,726
FNMA	AA+	5.50	07/01/34	56,680	62,532
FNMA	AA+	5.50	09/01/34	40,856	45,075
FNMA	AA+	5.50	09/01/34	241,621	266,566
FNMA	AA+	5.50	09/01/34	227,900	250,716
FNMA	AA+	5.50	10/01/34	35,225	38,862
FNMA	AA+	5.50	02/01/35	69,144	75,850
FNMA	AA+	5.50	02/01/35	89,466	98,702
FNMA	AA+	5.50	04/01/35	123,186	135,134
FNMA	AA+	5.50	08/01/35	146,398	160,597
FNMA	AA+	5.50	11/01/35	104,810	114,976
FNMA	AA+	5.50	06/01/37	140,477	153,224
FNMA	AA+	5.50	11/01/38	55,703	60,027
FNMA	AA+	5.50	06/01/48	67,622	73,251
FNMA	AA+	6.00	04/01/23	65,883	74,126
FNMA	AA+	6.00	01/01/25	141,684	157,994
FNMA	AA+	6.00	03/01/28	80,472	88,630

FNMA	AA+	6.00	03/01/32	10,144	11,366
FNMA	AA+	6.00	04/01/32	8,643	9,728
FNMA	AA+	6.00	04/01/32	7,046	7,930
FNMA	AA+	6.00	05/01/32	12,879	14,494
FNMA	AA+	6.00	05/01/33	201,672	226,967
FNMA	AA+	6.00	09/01/34	111,530	124,369
FNMA	AA+	6.00	10/01/34	148,166	165,222
FNMA	AA+	6.00	11/01/34	81,625	91,022
FNMA	AA+	6.00	12/01/36	89,124	97,852
FNMA	AA+	6.00	01/01/37	90,966	99,874
FNMA	AA+	6.00	05/01/37	31,579	34,277
FNMA	AA+	6.00	07/01/37	45,395	49,784
FNMA	AA+	6.00	08/01/37	70,611	77,438
FNMA	AA+	6.00	12/01/37	20,346	22,313
FNMA	AA+	6.00	10/25/44	115,101	135,711
FNMA	AA+	6.00	02/25/47	102,705	117,154
FNMA	AA+	6.00	12/25/49	123,306	143,465
FNMA	AA+	6.50	09/01/16	1,462	1,559
FNMA	AA+	6.50	03/01/17	5,221	5,645
FNMA	AA+	6.50	05/01/17	845	914
FNMA	AA+	6.50	06/01/17	20,240	21,884
FNMA	AA+	6.50	04/01/32	3,915	4,620
FNMA	AA+	6.50	05/01/32	8,855	10,451
FNMA	AA+	6.50	05/01/32	13,629	16,086
FNMA	AA+	6.50	07/01/32	9,921	11,709
FNMA	AA+	6.50	07/01/34	80,366	95,026
FNMA	AA+	6.50	09/01/34	56,028	66,248
FNMA	AA+	6.50	09/01/36	57,714	63,853
FNMA	AA+	6.50	05/01/37	68,903	81,667
FNMA	AA+	6.50	09/01/37	67,154	79,593
FNMA	AA+	6.50	05/01/38	67,084	79,565
FNMA	AA+	7.00	09/01/31	5,484	6,538
FNMA	AA+	7.00	04/01/32	19,889	23,690
FNMA	AA+	7.00	01/25/44	155,347	187,256
FNMA	AA+	7.50	06/01/31	3,275	3,857
FNMA	AA+	7.50	02/01/32	9,041	10,675
FNMA	AA+	7.50	04/01/32	5,198	6,145
FNMA	AA+	7.50	06/01/32	3,521	4,163
FNMA	AA+	8.00	03/01/31	1,857	2,213
FNMA	AA+	8.00	04/01/32	846	1,009
FNMA	AA+	8.00	04/01/32	8,186	9,790
FNMA Strip	AA+	3.00	08/25/42	439,740	448,287
GNMA (4)	AA+	3.50	09/20/33	298,359	311,758
GNMA (4)	AA+	3.50	01/20/37	253,676	261,773
GNMA (4)	AA+	4.00	08/15/41	364,954	398,099
GNMA (4)	AA+	4.00	11/15/41	141,038	153,847
GNMA (4)	AA+	4.00	01/15/42	436,275	476,170
GNMA (4)	AA+	4.00	03/20/42	319,459	345,956
GNMA (4)	AA+	4.50	04/20/31	394,546	435,567
GNMA (4)	AA+	4.50	10/15/40	347,119	380,866
GNMA (4)	AA+	5.00	10/15/24	371,887	401,359
GNMA (4)	AA+	5.00	04/15/39	285,048	311,112
GNMA (4)	AA+	5.00	06/20/39	241,152	279,234
GNMA (4)	AA+	5.00	11/15/39	227,986	248,833
GNMA (4)	AA+	5.00	06/20/40	369,564	407,224
GNMA (4)	AA+	5.50	01/15/36	167,716	183,602
GNMA (4)	AA+	6.50	04/15/31	1,155	1,366

GNMA (4)	AA+	6.50	10/15/31	7,670	9,068
GNMA (4)	AA+	6.50	12/15/31	2,452	2,900
GNMA (4)	AA+	6.50	05/15/32	2,373	2,812
GNMA (4)	AA+	7.00	05/15/31	6,023	7,165
GNMA (4)	AA+	7.00	09/15/31	1,961	2,333
GNMA (4)	AA+	7.00	09/15/31	672	799
GNMA (4)	AA+	7.00	05/15/32	905	1,075
GNMA (4)	AA+	7.00	10/20/38	7,122	8,128
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	258,269	298,114
					24,741,253
CORPORATE DEBT (48.8%)
CONSUMER DISCRETIONARY (8.7%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	386,534
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	267,449
Best Buy Co., Inc.	BB	6.75	07/15/13	250,000	253,750
Darden Restaurants, Inc.	BBB	4.50	10/15/21	400,000	418,486
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	250,000	260,000
Expedia, Inc.	BBB-	5.95	08/15/20	305,000	339,133
Home Depot, Inc.	A-	5.40	03/01/16	250,000	283,070
Hyatt Hotels Corp.	BBB	5.38	08/15/21	300,000	332,537
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	254,914
Kohl’s Corp.	BBB+	3.25	02/01/23	150,000	144,728
Kohl’s Corp.	BBB+	4.00	11/01/21	250,000	258,070
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	250,000	250,000
Lowe’s Cos., Inc.	A-	3.12	04/15/22	350,000	362,570
Marriott International, Inc.	BBB	3.00	03/01/19	400,000	419,014
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	350,000	388,345
NVR, Inc.	BBB	3.95	09/15/22	400,000	410,604
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	350,000	362,927
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	380,678
Scholastic Corp.	BB-	5.00	04/15/13	250,000	250,315
Staples, Inc.	BBB	4.38	01/12/23	400,000	403,598
Tupperware Brands Corp.	BBB-	4.75	06/01/21	400,000	421,308
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	285,917
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	400,000	401,308
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	400,000	419,500
					7,954,755
CONSUMER STAPLES (3.0%)
Avon Products, Inc.	BBB-	4.20	07/15/18	350,000	365,057
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	291,911
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	350,000	373,373
Hershey Co.	A	4.85	08/15/15	250,000	273,960
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	278,442
Kroger Co.	BBB	4.95	01/15/15	250,000	267,426
Mondelez International, Inc.	BBB-	5.25	10/01/13	250,000	255,736
Safeway, Inc.	BBB	3.95	08/15/20	300,000	306,556
Sysco Corp.	A	2.60	06/12/22	275,000	274,793
					2,687,254
ENERGY (4.9%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	391,531
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	272,930
Enbridge, Inc.	A-	5.80	06/15/14	150,000	158,945
Energen Corp.	BBB	4.63	09/01/21	400,000	412,242
EQT Corp.	BBB	4.88	11/15/21	400,000	423,815
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	264,951
Marathon Petroleum Corp.	BBB	5.13	03/01/21	300,000	349,899
Murphy Oil Corp.	BBB	2.50	12/01/17	300,000	301,245

National Oilwell Varco, Inc.	A-	6.13	08/15/15	250,000	251,470
Noble Drilling Corp.	BBB+	7.50	03/15/19	250,000	299,207
Rowan Companies PLC	BBB-	4.88	06/01/22	400,000	434,797
Seacor Hldgs., Inc.	BB	7.38	10/01/19	250,000	271,689
Sunoco, Inc.	BBB-	4.88	10/15/14	250,000	262,757
Sunoco, Inc.	BBB-	5.75	01/15/17	100,000	112,796
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	250,000	272,981
					4,481,255
FINANCIALS (14.8%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	322,978
Alleghany Corp.	BBB	5.63	09/15/20	350,000	403,128
Bank of America Corp.	A-	3.70	09/01/15	250,000	263,486
Barrick N.A. Finance LLC	BBB+	4.40	05/30/21	350,000	373,737
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	308,338
Block Financial LLC	BBB	5.13	10/30/14	250,000	262,664
Boston Properties LP	A-	3.85	02/01/23	300,000	317,016
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	261,029
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	338,498
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	287,732
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	240,579
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	100,000	105,900
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	502,281
Genworth Financial, Inc.	BBB-	7.20	02/15/21	250,000	291,250
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	300,000	317,048
Harley-Davidson Financial Svcs.†	BBB+	2.70	03/15/17	300,000	309,842
Hartford Financial Svcs.	BBB	5.50	03/30/20	100,000	116,629
HCP, Inc.	BBB+	5.65	12/15/13	250,000	258,631
Health Care REIT, Inc.	BBB-	3.63	03/15/16	100,000	105,948
Health Care REIT, Inc.	BBB-	3.75	03/15/23	50,000	50,320
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	295,570
Healthcare Realty Trust	BBB-	3.75	04/15/23	400,000	397,707
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	266,401
Jones Lang LaSalle, Inc.	BBB-	4.40	11/15/22	190,000	195,454
Lincoln National Corp.	A-	4.85	06/24/21	100,000	112,778
Markel Corp.	BBB	5.35	06/01/21	200,000	228,362
Marsh & McLennan Cos., Inc.	BBB	4.80	07/15/21	350,000	399,530
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	257,643
Morgan Stanley	A-	4.00	07/24/15	250,000	263,855
National Retail Pptys., Inc.	BBB	3.80	10/15/22	250,000	255,725
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	275,616
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	150,000	167,344
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	363,447
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	400,000	416,102
ProLogis LP	BBB-	6.63	05/15/18	350,000	420,884
Protective Life Corp.	A-	7.38	10/15/19	310,000	380,523
Prudential Financial, Inc.	A	4.50	11/16/21	100,000	111,243
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	272,365
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	373,146
Reckson Operating Partnership	BBB-	6.00	03/31/16	400,000	438,282
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	390,157
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	261,582
Simon Property Group LP	A-	2.80	01/30/17	350,000	368,847
SLM Corp.	BBB-	5.00	10/01/13	350,000	356,125
Travelers Cos., Inc.	A	3.90	11/01/20	100,000	112,258
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	300,000	333,402
Vornado Realty LP	BBB	4.25	04/01/15	300,000	317,087
					13,468,469

HEALTH CARE (3.9%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	286,191
AmerisourceBergen Corp.	A-	4.88	11/15/19	200,000	232,170
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	211,094
Biogen Idec, Inc.	BBB+	6.88	03/01/18	250,000	306,011
CIGNA Corp.	BBB	2.75	11/15/16	250,000	263,910
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	408,488
Medtronic, Inc.	A+	1.63	04/15/13	250,000	250,000
PerkinElmer, Inc.	BBB	5.00	11/15/21	400,000	439,874
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	400,000	437,752
Thermo Fisher Scientific, Inc.	A-	4.50	03/01/21	400,000	438,747
WellPoint, Inc.	A-	4.35	08/15/20	250,000	278,107
					3,552,344
INDUSTRIALS (3.8%)
Donnelley (R.R.) & Sons Co.	BB	4.95	04/01/14	250,000	256,875
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	400,000	411,246
Equifax, Inc.	BBB+	3.30	12/15/22	400,000	393,487
Harsco Corp.	BBB-	5.75	05/15/18	300,000	332,915
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	387,161
Pentair Ltd.	BBB	5.00	05/15/21	350,000	388,142
Pitney Bowes, Inc.	BBB	5.25	01/15/37	350,000	361,411
Southwest Airlines Co.	BBB-	5.25	10/01/14	250,000	264,201
Textron, Inc.	BBB-	4.63	09/21/16	250,000	274,214
URS Corp.†	BBB-	5.00	04/01/22	400,000	419,979
					3,489,631
INFORMATION TECHNOLOGY (2.6%)
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	400,000	403,458
Avnet, Inc.	BBB-	5.88	03/15/14	100,000	104,426
Avnet, Inc.	BBB-	5.88	06/15/20	250,000	273,996
Fiserv, Inc.	BBB-	4.75	06/15/21	400,000	433,604
Ingram Micro, Inc.	BBB-	5.25	09/01/17	275,000	300,201
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	391,026
Tech Data Corp.	BBB-	3.75	09/21/17	400,000	416,616
					2,323,327
MATERIALS (4.3%)
Carpenter Technology Corp.	BBB	4.45	03/01/23	300,000	308,088
Eastman Chemical Co.	BBB	4.50	01/15/21	250,000	276,598
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	400,000	397,603
Geon Co.	BB+	7.50	12/15/15	250,000	272,630
Goldcorp, Inc.	BBB+	2.13	03/15/18	400,000	401,310
Kinross Gold Corp.	NR	3.63	09/01/16	300,000	306,971
Lubrizol Corp.	AA+	5.50	10/01/14	250,000	268,603
Methanex Corp.	BBB-	3.25	12/15/19	400,000	403,472
Newmont Mining Corp.	BBB+	3.50	03/15/22	400,000	402,726
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	257,838
Teck Resources Ltd.	BBB	4.75	01/15/22	350,000	371,686
Vulcan Materials Co.	BB	7.00	06/15/18	200,000	227,000
					3,894,525
TELECOMMUNICATION SERVICES (0.6%)
Alltel Corp.	A-	7.00	03/15/16	250,000	293,063
CenturyLink, Inc.	BB	5.00	02/15/15	250,000	263,760
					556,823
UTILITIES (2.2%)
AmerenEnergy Generating Co.	CCC+	6.30	04/01/20	250,000	183,750
Constellation Energy	BBB-	5.15	12/01/20	250,000	285,451
Entergy Corp.	BBB-	5.13	09/15/20	250,000	274,561
National Fuel Gas Co.	BBB	4.90	12/01/21	350,000	390,048

PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	272,711
Progress Energy, Inc.	A	5.25	12/15/15	250,000	281,115
SCANA Corp.	BBB	4.13	02/01/22	300,000	315,076
					2,002,712
TOTAL LONG-TERM DEBT SECURITIES (Cost: $83,165,235) 97.4%					88,677,364

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.7%)
U.S. Treasury Bill	A-1+	0.10	05/30/13	1,500,000	1,499,735
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,499,735) 1.7%					1,499,735

TEMPORARY CASH INVESTMENTS (2) (Cost: $677,700) 0.7%					677,700

TOTAL INVESTMENTS (Cost: $85,342,670) 99.8%					90,854,799

OTHER NET ASSETS 0.2%					187,194

NET ASSETS 100.0%					$91,041,993

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2013  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (16.7%)
U.S. Treasury Bill	A-1+	0.11	04/25/13	4,000,000	3,999,677
U.S. Treasury Bill	A-1+	0.13	04/25/13	1,000,000	999,906
U.S. Treasury Bill	A-1+	0.13	04/25/13	1,000,000	999,902
U.S. Treasury Bill	A-1+	0.03	04/18/13	500,000	499,992
					6,499,477
U.S. GOVERNMENT AGENCIES (45.3%)
FHLB	A-1+	0.10	04/17/13	2,000,000	1,999,894
FHLB	A-1+	0.13	04/05/13	200,000	199,995
FHLB	A-1+	0.13	04/17/13	249,000	248,983
FHLB	A-1+	0.13	04/24/13	8,000,000	7,999,250
FHLB	A-1+	0.14	05/08/13	100,000	99,985
FNMA	A-1+	0.14	05/29/13	3,000,000	2,999,252
FNMA	A-1+	0.12	05/01/13	2,000,000	1,999,780
FHLMC	A-1+	0.12	05/20/13	260,000	259,955
FHLMC	A-1+	0.13	05/06/13	100,000	99,986
Tennessee Valley Auth.	A-1+	0.10	04/18/13	1,700,000	1,699,901
					17,606,981
COMMERCIAL PAPER (35.3%)
Abbott Laboratories†	A-1+	0.12	05/07/13	600,000	599,922
Air Products & Chemicals†	A-1	0.12	04/16/13	650,000	649,961
Baker Hughes, Inc.†	A-1	0.13	05/10/13	1,300,000	1,299,803
Coca-Cola Co.†	A-1+	0.12	04/08/13	1,300,000	1,299,957
General Re Corp.	A-1+	0.15	05/07/13	1,300,000	1,299,789
Google, Inc.†	A-1+	0.10	05/21/13	250,000	249,963
National Rural Utilities	A-1	0.14	05/23/13	1,400,000	1,399,701
New Jersey Natural Gas	A-1	0.13	04/04/13	1,000,000	999,978
Precision Castparts Corp.†	A-1	0.13	05/02/13	300,000	299,963
Private Export Funding Corp.†	A-1	0.13	06/12/13	1,300,000	1,299,683
Procter & Gamble Co.†	A-1+	0.11	05/01/13	1,000,000	999,899
Rockwell Collins, Inc.†	A-1	0.11	04/12/13	600,000	599,974
Toyota Motor Credit Corp.	A-1+	0.15	05/07/13	1,400,000	1,399,772
Unilever Capital Corp.†	A-1	0.12	05/30/13	1,300,000	1,299,553
					13,697,918
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $37,804,581) 97.3%					37,804,376

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,060,700) 2.7%					1,060,700

TOTAL INVESTMENTS (Cost: $38,865,281) 100.0%					38,865,076

OTHER NET ASSETS -0.0% (5)					(25,032)

NET ASSETS 100.0%					$38,840,044

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2013 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2013, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

BOND FUND	$1,855,849	2.0%
MONEY MARKET FUND	$8,598,678	22.1%

(1)         This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2013, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	5	E-mini S&P 500 Stock Index	P	June 2013	$390,675	$4,485	1.8%
EQUITY INDEX FUND	26	E-mini S&P 500 Stock Index	P	June 2013	$2,031,510	$23,544	2.9%
MID-CAP EQUITY INDEX FUND	12	E-mini S&P MidCap 400 Stock Index	P	June 2013	$1,381,200	$36,600	3.1%

(a)         Includes the cumulative appreciation(depreciation) of futures contracts.

(2)         The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2013 was 0.15%.

(3)         The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2013 was 0.10%.

(4)         U.S. Government guaranteed security.

(5)         Percentage is less than 0.05%.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                  Level 1 — quoted prices in active markets for identical securities.

•                  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2013, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of March 31, 2013. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2013, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$12,836,644	—	—	$12,836,644
Common Stock - Active	$8,399,859	—	—	$8,399,859
Convertible Preferred Stock	$28,903	—	—	$28,903
Short-Term Debt Securities	—	$149,997	—	$149,997
Temporary Cash Investments	—	$324,100	—	$324,100
	$21,265,406	$474,097	—	$21,739,503

Equity Index Fund
Common Stock	$69,595,480	—	—	$69,595,480
Short-Term Debt Securities	—	$673,966	—	$673,966
Temporary Cash Investments	—	$750,000	—	$750,000
	$69,595,480	$1,423,966	—	$71,019,446

Mid-Cap Equity Index Fund
Common Stock	$43,138,738	—	—	$43,138,738
Short-Term Debt Securities	—	$299,994	—	$299,994
Temporary Cash Investments	—	$1,096,700	—	$1,096,700
	$43,138,738	$1,396,694	—	$44,535,432
Small Cap Value Fund
Common Stock	$11,634,651	—	—	$11,634,651
Convertible Preferred Stock	$25,724	—	—	$25,724
Temporary Cash Investments	—	$250,000	—	$250,000
	$11,660,375	$250,000	—	$11,910,375
Small Cap Growth Fund
Common Stock	$8,289,895	—	—	$8,289,895
Temporary Cash Investments	—	$100,000	—	$100,000
	$8,289,895	$100,000	—	$8,389,895

Bond Fund
U.S. Government Debt	—	$19,525,016	—	$19,525,016
U.S. Agency Residential Mortgage-Backed Obligations	—	$24,741,253	—	$24,741,253
Corporate Debt	—	$44,411,095	—	$44,411,095
Short-Term Debt Securities	—	$1,499,735	—	$1,499,735
Temporary Cash Investments	—	$677,700	—	$677,700
	—	$90,854,799	—	$90,854,799

Money Market Fund
U.S. Government Debt	—	$6,499,477	—	$6,499,477
U.S. Government Agency Short-Term Debt	—	$17,606,981	—	$17,606,981
Commercial Paper	—	$13,697,918	—	$13,697,918
Temporary Cash Investments	—	$1,060,700	—	$1,060,700
	—	$38,865,076	—	$38,865,076
Other Financial Instruments:*
All America Fund	$4,485	—	—	$4,485
Equity Index Fund	$23,544	—	—	$23,544
Mid-Cap Equity Index Fund	$36,600	—	—	$36,600

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the three months ended March 31, 2013, there were no transfers of securities between Level 1, Level 2 and Level 3.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurements (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”). ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011. The discussion under Security Valuation, below, reflects these additional disclosures.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.  Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2013 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$4,788,608	$20,156,729	$11,770,813	$2,307,649
Unrealized Depreciation	(1,109,962)	(3,314,894)	(2,632,481)	(228,151)
Net	$3,678,646	$16,841,835	$9,138,332	$2,079,498
Tax Cost of Investments	$18,060,857	$54,177,611	$35,397,100	$9,830,877

	Small Cap	Bond	Money Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$1,859,718	$5,644,295	$35
Unrealized Depreciation	(178,376)	(132,166)	(240)
Net	$1,681,342	$5,512,129	$(205)
Tax Cost of Investments	$6,708,553	$85,342,670	$38,865,281

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)              The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)              The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Attached hereto.

Exhibit 99                                        Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman, President and
Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman, President and
Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 21, 2013

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	May 21, 2013